Schedule of Investments
(unaudited)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 4 Ltd., Series 2023-4A, Class B,
(3-mo. CME Term SOFR at 2.50% Floor +
2.50%), 7.12%, 04/20/36
(a) (b)
.......... USD 2,000 $ 2,007,460
AB Carval Euro CLO II-C DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.75% Floor +
3.75%), 7.28%, 02/15/37
(a) (c)
.......... EUR 100 109,353
AGL CLO 11 Ltd., Series 2021-11A, Class C,
(3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 6.97%, 04/15/34
(a) (b)
.......... USD 500 501,301
AGL CLO 17 Ltd., Series 2022-17A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 6.72%, 01/21/35
(a) (b)
.......... 1,000 1,002,155
AGL Core CLO 27 Ltd., Series 2023-27A, Class
A, (3-mo. CME Term SOFR at 1.73% Floor +
1.73%), 6.35%, 10/21/36
(a) (b)
.......... 1,500 1,506,445
AIMCO CLO, Series 2015-AA, Class CR3,
(3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.45%, 10/17/34
(a) (b)
.......... 1,000 992,656
AIMCO CLO 11 Ltd., Series 2020-11A, Class
A1R2, (3-mo. CME Term SOFR at 1.34%
Floor + 1.34%), 5.99%, 07/17/37
(a) (b)
..... 1,250 1,250,002
AIMCO CLO 14 Ltd., Series 2021-14A, Class
D, (3-mo. CME Term SOFR at 2.90% Floor +
3.16%), 7.78%, 04/20/34
(a) (b)
.......... 865 864,703
AMSR Trust
(b)
Series 2020-SFR2, Class I, 5.25%, 07/17/37 600 587,490
Series 2020-SFR3, Class H, 6.50%,
09/17/37 ..................... 100 99,250
Apidos CLO XL Ltd., Series 2022-40A, Class
D1R, (3-mo. CME Term SOFR at 2.90%
Floor + 2.90%), 7.56%, 07/15/37
(a) (b)
..... 2,000 2,018,142
Arbour CLO VI DAC, Series 6X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
6.37%, 11/15/37
(a) (c)
................ EUR 110 119,622
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a) (b) (d) (e)
.......... USD 500 122,249
Arini European CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 6.04% Floor + 6.04%),
9.22%, 07/15/36
(a) (c)
................ EUR 100 111,440
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class A1AR, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
6.68%, 07/20/37 ................ USD 1,000 1,002,939
Series 2020-14A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
7.00%, 07/20/37 ................ 1,000 1,004,575
Ballyrock CLO Ltd., Series 2020-2A, Class A2R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 6.43%, 10/20/31
(a) (b)
.......... 1,600 1,601,254
Benefit Street Partners CLO XII-B Ltd., Series
2017-12BRA, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.94%,
10/15/37
(a) (b)
..................... 1,650 1,647,232
Benefit Street Partners CLO XXI Ltd., Series
2020-21A, Class A1R, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 6.09%,
10/15/34
(a) (b)
..................... 3,500 3,507,350
Benefit Street Partners CLO XXIV Ltd., Series
2021-24A, Class D, (3-mo. CME Term
SOFR at 3.35% Floor + 3.61%), 8.23%,
10/20/34
(a) (b)
..................... 2,000 2,009,540
Birch Grove CLO 9 Ltd., Series 2024-9A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.40%), 6.24%, 10/22/37
(a) (b)
......... 2,000 2,000,223
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Cairn CLO XVI DAC, Series 2023-16X, Class D,
(3-mo. EURIBOR at 5.20% Floor + 5.20%),
8.38%, 01/15/37
(a) (c)
................ EUR 100 $ 111,502
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 6.82%,
07/15/31 ..................... USD 1,000 1,003,432
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.07%, 07/15/34 ................ 500 500,866
Capital Four CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.31%, 10/25/37
(a) (c)
................ EUR 130 141,408
CarVal CLO I Ltd., Series 2018-1A, Class D,
(3-mo. CME Term SOFR at 0.00% Floor +
3.15%), 7.80%, 07/16/31
(a) (b)
.......... USD 1,000 1,008,211
CarVal CLO II Ltd., Series 2019-1A, Class BR,
(3-mo. CME Term SOFR at 1.76% Floor +
1.76%), 6.38%, 04/20/32
(a) (b)
.......... 1,000 999,718
CarVal CLO VII-C Ltd., Series 2023-1A, Class
D1R, (3-mo. CME Term SOFR at 3.15%
Floor + 3.15%), 7.77%, 07/20/37
(a) (b)
..... 1,000 1,009,806
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 07/20/37
(a) (b) (d) (e)
...... 1,000 375,000
CIFC European Funding CLO I DAC, Series 1X,
Class DR, (3-mo. EURIBOR at 3.20% Floor
+ 3.20%), 6.38%, 07/15/32
(a) (c)
......... EUR 100 109,078
CIFC Funding 2017-I Ltd., Series 2017-1A,
Class DRR, (3-mo. CME Term SOFR at
3.70% Floor + 3.70%), 8.32%, 04/21/37
(a) (b)
USD 1,000 1,008,969
CIFC Funding 2020-III Ltd., Series 2020-3A,
Class DR, (3-mo. CME Term SOFR at 3.36%
Floor + 3.36%), 7.98%, 10/20/34
(a) (b)
..... 1,000 1,001,772
CIFC Funding 2021-I Ltd., Series 2021-1A,
Class CR, (3-mo. CME Term SOFR at 2.10%
Floor + 2.10%), 6.73%, 07/25/37
(a) (b)
..... 3,000 3,020,407
CIFC Funding 2021-IV Ltd., Series 2021-4A,
Class CR, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 7.07%, 07/23/37
(a) (b)
..... 2,935 2,939,431
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class DRR, (3-mo. CME
Term SOFR at 2.80% Floor + 3.06%),
7.68%, 04/27/31 ................ 500 498,750
Series 2015-3A, Class CR, (3-mo. CME
Term SOFR at 0.00% Floor + 1.91%),
6.53%, 04/19/29 ................ 250 250,390
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.06%, 01/15/35 ................ 2,000 2,001,667
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.06%,
10/15/34 ..................... 1,750 1,751,303
Clover CLO LLC
(a)(b)
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
7.07%, 04/20/37 ................ 500 502,918
Series 2018-1A, Class D1RR, (3-mo. CME
Term SOFR at 3.45% Floor + 3.45%),
8.07%, 04/20/37 ................ 500 506,326
Series 2020-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
6.05%, 07/15/37 ................ 1,250 1,253,711
Series 2021-1A, Class E, (3-mo. CME Term
SOFR at 6.86% Floor + 6.86%), 11.49%,
04/22/34 ..................... 2,000 2,004,467

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 7.93%,
07/20/34 ..................... USD 500 $ 499,356
Contego CLO VII DAC, Series 7X, Class D,
(3-mo. EURIBOR at 3.95% Floor + 3.95%),
7.09%, 05/14/32
(a) (c)
................ EUR 150 164,930
CVC Cordatus Opportunity Loan Fund DAC,
Series 1X, Class D, (3-mo. EURIBOR at
4.00% Floor + 4.00%), 7.54%, 08/15/33
(a) (c)
250 272,669
Dryden 75 CLO Ltd., Series 2019-75A, Class
ER2, (3-mo. CME Term SOFR at 6.60%
Floor + 6.86%), 11.52%, 04/15/34
(a) (b)
.... USD 350 342,947
Eaton Vance CLO Ltd., Series 2019-1A, Class
D1R2, (3-mo. CME Term SOFR at 3.35%
Floor + 3.35%), 8.01%, 07/15/37
(a) (b)
..... 1,000 1,007,497
Elmwood CLO I Ltd., Series 2019-1A, Class
DRR, (3-mo. CME Term SOFR at 3.75%
Floor + 3.75%), 8.37%, 04/20/37
(a) (b)
..... 2,000 2,018,818
Elmwood CLO XI Ltd.
(a)(b)
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 2.95% Floor + 3.21%), 7.83%,
10/20/34 ..................... 3,400 3,402,033
Series 2021-4A, Class E, (3-mo. CME Term
SOFR at 6.00% Floor + 6.26%), 10.88%,
10/20/34 ..................... 1,250 1,256,866
Fidelity Grand Harbour CLO DAC
(a)(c)
Series 2021-1X, Class D, (3-mo. EURIBOR
at 3.60% Floor + 3.60%), 6.78%,
10/15/34 ..................... EUR 250 272,441
Series 2023-1X, Class D, (3-mo. EURIBOR
at 5.90% Floor + 5.90%), 9.44%,
08/15/36 ..................... 150 164,769
Flatiron CLO 19 Ltd., Series 2019-1A, Class
BR, (3-mo. CME Term SOFR at 1.55% Floor
+ 1.81%), 6.91%, 11/16/34
(a) (b)
......... USD 2,400 2,401,783
FS Rialto Issuer LLC, Series 2022-FL7, Class
A, (1-mo. CME Term SOFR at 2.90% Floor +
2.90%), 7.70%, 10/19/39
(a) (b)
.......... 1,500 1,505,137
Galaxy XXVI CLO Ltd., Series 2018-26A, Class
BR, (3-mo. CME Term SOFR at 1.60% Floor
+ 1.60%), 6.72%, 11/22/31
(a) (b)
......... 2,500 2,501,289
Generate CLO 7 Ltd., Series 7A, Class A1R,
(3-mo. CME Term SOFR at 1.62% Floor +
1.62%), 6.25%, 04/22/37
(a) (b)
.......... 1,000 1,006,323
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class C, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 7.83%,
07/20/32
(a) (b)
..................... 2,000 2,000,575
Golub Capital Partners CLO 66B Ltd., Series
2023-66A, Class C, (3-mo. CME Term
SOFR at 3.30% Floor + 3.30%), 7.93%,
04/25/36
(a) (b)
..................... 2,000 2,020,561
Golub Capital Partners CLO 72 B Ltd., Series
2024-72A, Class D, (3-mo. CME Term
SOFR at 4.00% Floor + 4.00%), 8.63%,
04/25/37
(a) (b)
..................... 1,000 1,011,167
Golub Capital Partners CLO 75B Ltd., Series
2024-75A, Class D1, (3-mo. CME Term
SOFR at 2.95% Floor + 2.95%), 8.23%,
07/25/37
(a) (b)
..................... 1,000 1,008,737
Greenwood Park CLO Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR at 0.00%
Floor + 2.76%), 7.42%, 04/15/31
(a) (b)
..... 650 650,813
Greywolf CLO V Ltd., Series 2015-1A, Class
BR, (3-mo. CME Term SOFR at 2.00% Floor
+ 2.26%), 6.89%, 01/27/31
(a) (b)
......... 500 500,670
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GSAA Home Equity Trust, Series 2006-5, Class
1A1, (1-mo. CME Term SOFR at 0.36% Floor
+ 0.47%), 5.21%, 03/25/36
(a)
.......... USD 53 $ 15,518
Harvest CLO XXXII DAC, Series 32X, Class D,
(3-mo. EURIBOR at 3.60% Floor + 3.60%),
7.30%, 07/25/37
(a) (c)
................ EUR 110 119,913
Invesco CLO Ltd.
(a)(b)
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 7.67%,
04/20/35 ..................... USD 750 748,746
Series 2022-1A, Class E, (3-mo. CME Term
SOFR at 6.30% Floor + 6.30%), 10.92%,
04/20/35 ..................... 500 481,586
Invitation Homes Trust, Series 2018-SFR4,
Class A, (1-mo. CME Term SOFR at 1.10%
Floor + 1.21%), 6.00%, 01/17/38
(a) (b)
..... 233 233,486
Madison Park Funding XLV Ltd., Series 2020-
45A, Class CR, (3-mo. CME Term SOFR at
2.05% Floor + 2.31%), 6.97%, 07/15/34
(a) (b)
2,000 2,005,192
Madison Park Funding XLVI Ltd., Series 2020-
46A, Class CR, (3-mo. CME Term SOFR at
2.05% Floor + 2.31%), 6.97%, 10/15/34
(a) (b)
2,480 2,480,672
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class C, (3-mo. CME Term SOFR at
0.26% Floor + 2.86%), 7.48%, 04/20/30
(a) (b)
500 501,750
Madison Park Funding XXXIII Ltd., Series 2019-
33A, Class DR, (3-mo. CME Term SOFR at
3.10% Floor + 3.10%), 7.76%, 10/15/32
(a) (b)
1,000 998,825
Madison Park Funding XXXV Ltd., Series 2019-
35A, Class BR, (3-mo. CME Term SOFR at
1.40% Floor + 1.66%), 6.28%, 04/20/32
(a) (b)
750 750,623
Madison Park Funding XXXVI Ltd., Series 2019-
36A, Class D1R, (3-mo. CME Term SOFR at
3.50% Floor + 3.50%), 8.16%, 04/15/35
(a) (b)
1,000 1,003,482
Marathon CLO Ltd., Series 2020-15A, Class
C1R3, (3-mo. CME Term SOFR at 3.20%
Floor + 3.20%), 8.32%, 08/15/37
(a) (b)
..... 2,500 2,525,752
MASTR Asset-Backed Securities Trust, Series
2007-HE1, Class A4, (1-mo. CME Term
SOFR at 0.28% Floor + 0.39%), 5.13%,
05/25/37
(a)
...................... 650 541,908
Neuberger Berman CLO XVIII Ltd., Series
2014-18A, Class CR2, (3-mo. CME Term
SOFR at 0.00% Floor + 3.26%), 7.88%,
10/21/30
(a) (b)
..................... 250 250,462
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class BR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%), 6.37%,
01/20/35
(a) (b)
..................... 4,000 3,995,944
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2021-44A, Class E, (3-mo. CME Term
SOFR at 6.00% Floor + 6.26%), 10.91%,
10/16/34
(a) (b)
..................... 2,000 2,010,192
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class CR, (3-mo. CME Term SOFR
at 1.85% Floor + 2.11%), 6.76%, 07/17/30
(a) (b)
250 250,344
OHA Credit Funding 13 Ltd.
(a)(b)
Series 2022-13A, Class AR, (3-mo. CME
Term SOFR at 1.35% Floor + 1.35%),
5.97%, 07/20/37 ................ 3,500 3,500,290
Series 2022-13A, Class D2R, (3-mo. CME
Term SOFR at 4.10% Floor + 4.10%),
8.72%, 07/20/37 ................ 1,000 1,010,234
OHA Credit Funding 16 Ltd., Series 2023-16A,
Class D, (3-mo. CME Term SOFR at 4.00%
Floor + 4.00%), 8.62%, 10/20/36
(a) (b)
..... 2,000 2,026,125

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class BR, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 6.53%, 07/02/35
(a) (b)
..... USD 4,000 $ 4,005,578
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (3-mo. CME Term SOFR at
2.90% Floor + 3.16%), 8.29%, 02/20/34
(a) (b)
1,000 1,001,079
OHA Loan Funding Ltd., Series 2013-1A, Class
D1R3, (3-mo. CME Term SOFR at 3.30%
Floor + 3.30%), 7.93%, 04/23/37
(a) (b)
..... 1,700 1,710,225
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
6.76%, 10/17/31 ................ 800 800,334
Series 2015-1A, Class CR4, (3-mo. CME
Term SOFR at 3.11% Floor + 3.11%),
8.24%, 05/21/34 ................ 500 499,535
Series 2015-2A, Class BR2, (3-mo. CME
Term SOFR at 1.95% Floor + 2.21%),
6.83%, 07/20/30 ................ 750 751,818
Series 2015-2A, Class CR2, (3-mo. CME
Term SOFR at 2.75% Floor + 3.01%),
7.63%, 07/20/30 ................ 1,300 1,303,143
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 2.26% Floor + 2.26%), 7.38%,
11/14/34 ..................... 500 501,594
Series 2020-3A, Class BR2, (3-mo. CME
Term SOFR at 2.65% Floor + 2.65%),
7.77%, 11/15/36 ................ 1,000 1,011,483
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.87%,
01/15/35 ..................... 1,750 1,754,053
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.43% Floor + 1.43%), 6.09%,
10/15/34 ..................... 3,000 3,006,541
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.87%,
10/15/34 ..................... 1,400 1,403,242
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 7.87%,
10/15/34 ..................... 3,000 3,001,239
Series 2021-4A, Class E, (3-mo. CME Term
SOFR at 6.31% Floor + 6.31%), 10.97%,
10/15/34 ..................... 3,000 3,004,822
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 6.67%,
04/20/35 ..................... 1,500 1,503,003
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 7.67%,
04/20/35 ..................... 1,000 999,656
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 6.53%,
07/20/37 ..................... 2,000 2,001,024
Palmer Square European Loan Funding
DAC, Series 2024-2X, Class D, (3-mo.
EURIBOR at 3.15% Floor + 3.15%), 6.50%,
05/15/34
(a) (c)
..................... EUR 100 108,939
Penta CLO DAC, Series 2024-17X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.81%, 08/15/38
(a) (c)
................ 100 109,307
Providus CLO II DAC, Series 2X, Class DRR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
6.38%, 10/15/38
(a) (c)
................ 100 109,067
Providus CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.95% Floor + 2.95%),
6.49%, 02/15/35
(a) (c)
................ 100 108,568
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rad CLO 12 Ltd., Series 2021-12A, Class D,
(3-mo. CME Term SOFR at 3.05% Floor +
3.31%), 7.90%, 10/30/34
(a) (b)
.......... USD 1,500 $ 1,506,010
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(3-mo. CME Term SOFR at 3.00% Floor +
3.26%), 7.92%, 01/15/35
(a) (b)
.......... 1,000 1,001,764
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.15%
Floor + 2.41%), 7.03%, 04/20/34
(a) (b)
..... 250 250,763
Regatta XV Funding Ltd., Series 2018-4A,
Class C, (3-mo. CME Term SOFR at 3.30%
Floor + 3.56%), 8.19%, 10/25/31
(a) (b)
..... 250 250,137
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (3-mo. CME Term SOFR at 3.05%
Floor + 3.31%), 7.93%, 01/20/35
(a) (b)
..... 1,000 1,001,847
Rockfield Park CLO DAC, Series 1X, Class C,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
6.18%, 07/16/34
(a) (c)
................ EUR 150 163,728
Rockford Tower CLO Ltd., Series 2018-2A,
Class C, (3-mo. CME Term SOFR at 2.20%
Floor + 2.46%), 7.08%, 10/20/31
(a) (b)
..... USD 300 300,730
Sixth Street CLO IX Ltd., Series 2017-9A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 6.66%, 07/21/37
(a) (b)
......... 2,000 2,003,000
Sixth Street CLO XX Ltd., Series 2021-20A,
Class B, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 6.53%, 10/20/34
(a) (b)
..... 750 750,461
Sona Fios CLO III DAC, Series 3X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.41%, 04/20/37
(a) (c)
................ EUR 170 184,947
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-2A, Class DR, (3-mo. CME
Term SOFR at 4.50% Floor + 4.50%),
9.12%, 01/20/37 ................ USD 2,000 2,023,241
Series 2023-3A, Class CR, (3-mo. CME
Term SOFR at 2.60% Floor + 2.60%),
7.22%, 04/20/37 ................ 1,000 1,014,182
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (3-mo. CME Term SOFR at 2.21% Floor +
2.21%), 6.83%, 04/20/34
(a) (b)
.......... 500 501,235
TCI-Flatiron CLO Ltd., Series 2018-1A, Class
DR, (3-mo. CME Term SOFR at 2.75% Floor
+ 3.01%), 7.62%, 01/29/32
(a) (b)
......... 1,000 1,004,909
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.07%, 04/15/33
(a) (b)
.......... 500 502,325
TICP CLO XI Ltd., Series 2018-11A, Class DR,
(3-mo. CME Term SOFR at 3.70% Floor +
3.70%), 8.33%, 04/25/37
(a) (b)
.......... 300 304,200
Tikehau CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.62%, 10/20/38
(a) (c)
................ EUR 100 109,262
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 6.05%,
07/23/37 ..................... USD 2,000 2,006,499
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.43%,
07/23/37 ..................... 1,000 1,000,525
Series 2021-1A, Class D1R, (3-mo. CME
Term SOFR at 3.40% Floor + 3.40%),
8.03%, 07/23/37 ................ 1,000 1,011,895
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c) (f)
................ GBP 119 158,582

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Upland CLO Ltd., Series 2016-1A, Class CR,
(3-mo. CME Term SOFR at 0.00% Floor +
3.16%), 7.78%, 04/20/31
(a) (b)
.......... USD 500 $ 501,250
Wellington Management CLO 3 Ltd., Series
2024-3A, Class D1, (3-mo. CME Term
SOFR at 3.00% Floor + 3.00%), 8.23%,
07/18/37
(a) (b)
..................... 1,000 1,009,083
Whitebox CLO IV Ltd., Series 2023-4A, Class
D, (3-mo. CME Term SOFR at 5.15% Floor +
5.15%), 9.77%, 04/20/36
(a) (b)
.......... 1,000 1,012,659
Total Asset-Backed Securities — 12 .8%
(Cost: $ 143,490,384 ) .............................. 143,792,422
Shares
Shares
Common Stocks
Aerospace & Defense — 0.6%
Airbus SE ......................... 5,980 912,196
BAE Systems plc .................... 85,032 1,370,487
Boeing Co. (The)
(e)
................... 3,533 527,512
General Electric Co. .................. 12,461 2,140,551
L3Harris Technologies, Inc. ............. 5,819 1,440,028
RTX Corp. ........................ 5,409 654,435
7,045,209
Automobile Components — 0.1%
Aptiv plc
(e)
......................... 14,830 842,789
Lear Corp. ........................ 1,207 115,582
958,371
Automobiles — 0.1%
General Motors Co. .................. 16,196 822,109
Banks — 1.1%
Banco Bilbao Vizcaya Argentaria SA ....... 156,290 1,555,816
Bank Rakyat Indonesia Persero Tbk. PT .... 3,418,700 1,042,205
Citigroup, Inc. ...................... 26,783 1,718,665
Citizens Financial Group, Inc. ........... 49,709 2,093,743
First Citizens BancShares, Inc. , Class A ..... 945 1,830,796
M&T Bank Corp. .................... 8,126 1,581,970
Sberbank of Russia PJSC
(e) (g)
............ 98,136 10
Wells Fargo & Co. ................... 43,278 2,809,608
12,632,813
Beverages — 0.5%
Coca-Cola Co. (The) ................. 36,456 2,380,941
Constellation Brands, Inc. , Class A ........ 2,035 472,812
Diageo plc ........................ 66,164 2,043,262
Pernod Ricard SA ................... 3,977 496,205
5,393,220
Biotechnology — 0.2%
AbbVie, Inc. ....................... 13,156 2,682,114
Broadline Retail — 0.2%
Alibaba Group Holding Ltd. , ADR ......... 5,567 545,455
Amazon.com, Inc.
(e)
.................. 4,461 831,530
PDD Holdings, Inc. , ADR
(e)
............. 7,237 872,710
2,249,695
Building Products — 0.3%
Allegion plc ........................ 15,477 2,161,054
Carrier Global Corp. .................. 965 70,175
Johnson Controls International plc ........ 9,144 690,829
2,922,058
Security
Shares
Shares Value
Capital Markets — 0.5%
Charles Schwab Corp. (The) ............ 19,902 $ 1,409,659
Intercontinental Exchange, Inc. .......... 13,033 2,031,454
Moody's Corp. ...................... 3,457 1,569,616
MSCI, Inc. ........................ 876 500,371
State Street Corp. ................... 5,690 528,032
6,039,132
Chemicals — 0.4%
Air Liquide SA ...................... 10,972 1,967,295
Air Products & Chemicals, Inc. ........... 2,193 680,992
Albemarle Corp. .................... 3,085 292,242
Ecolab, Inc. ....................... 183 44,969
International Flavors & Fragrances, Inc. ..... 5,636 560,388
Sherwin-Williams Co. (The) ............. 1,385 496,896
4,042,782
Commercial Services & Supplies — 0.2%
Cintas Corp. ....................... 2,141 440,639
Republic Services, Inc. ................ 4,972 984,456
Waste Management, Inc. ............... 1,201 259,236
1,684,331
Communications Equipment — 0.1%
Cisco Systems, Inc. .................. 24,210 1,325,982
Construction & Engineering — 0.0%
EMCOR Group, Inc. .................. 96 42,823
Ferrovial SE ....................... 1,638 65,737
MasTec, Inc.
(e)
...................... 206 25,315
Quanta Services, Inc. ................. 182 54,897
188,772
Consumer Finance — 0.1%
Capital One Financial Corp. ............. 3,427 557,881
Consumer Staples Distribution & Retail — 0.2%
Costco Wholesale Corp. ............... 772 674,867
Dollar General Corp. ................. 5,762 461,190
Dollar Tree, Inc.
(e)
.................... 7,020 453,773
Walmart, Inc. ....................... 8,161 668,794
2,258,624
Containers & Packaging — 0.2%
Amcor plc ......................... 43,222 481,061
Avery Dennison Corp. ................. 2,226 460,849
Ball Corp. ......................... 5,095 301,878
Sealed Air Corp. .................... 31,016 1,122,159
2,365,947
Distributors — 0.0%
LKQ Corp. ........................ 6,366 234,205
Diversified REITs — 0.2%
Cromwell European REIT
(c)
............. 115,003 201,629
Essential Properties Realty Trust, Inc. ...... 12,450 394,541
LondonMetric Property plc .............. 366,025 914,951
Merlin Properties Socimi SA ............ 52,487 585,666
2,096,787
Diversified Telecommunication Services — 0.4%
Cellnex Telecom SA
(b) (c)
................ 25,833 948,737
Koninklijke KPN NV .................. 387,874 1,515,922
TELUS Corp. ...................... 100,156 1,583,247
Verizon Communications, Inc. ........... 10,783 454,288
4,502,194
Electric Utilities — 0.7%
American Electric Power Co., Inc. ......... 8,823 871,271
CK Infrastructure Holdings Ltd. ........... 16,500 116,760

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
CLP Holdings Ltd. ................... 4,500 $ 38,226
Duke Energy Corp. .................. 5,549 639,633
Edison International .................. 1,046 86,191
Entergy Corp. ...................... 4,814 745,111
Evergy, Inc. ........................ 4,978 300,870
Exelon Corp. ....................... 28,740 1,129,482
FirstEnergy Corp. ................... 8,523 356,517
Fortis, Inc. ........................ 4,665 201,798
Kansai Electric Power Co., Inc. (The) ...... 7,900 126,693
Kyushu Electric Power Co., Inc. .......... 8,000 89,590
NextEra Energy, Inc. ................. 8,531 676,082
PG&E Corp. ....................... 51,931 1,050,045
Pinnacle West Capital Corp. ............ 344 30,207
PPL Corp. ........................ 8,120 264,387
Southern Co. (The) .................. 3,624 329,893
Xcel Energy, Inc. .................... 4,625 308,996
7,361,752
Electrical Equipment — 0.4%
AMETEK, Inc. ...................... 9,461 1,734,580
Eaton Corp. plc ..................... 360 119,369
Emerson Electric Co. ................. 668 72,324
GE Vernova, Inc.
(e)
................... 291 87,783
Generac Holdings, Inc.
(e)
............... 143 23,674
Hubbell, Inc. ....................... 5,458 2,330,730
nVent Electric plc .................... 394 29,380
Sensata Technologies Holding plc ......... 14,647 502,978
Vertiv Holdings Co. , Class A ............ 499 54,536
4,955,354
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. , Class A .............. 7,583 508,213
Jabil, Inc. ......................... 3,771 464,172
Keysight Technologies, Inc.
(e)
............ 3,799 566,089
1,538,474
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A ............. 57,448 2,187,620
Schlumberger NV ................... 4,033 161,602
2,349,222
Entertainment — 0.1%
Electronic Arts, Inc. .................. 5,841 881,115
Walt Disney Co. (The) ................ 5,058 486,579
1,367,694
Financial Services — 0.5%
Fidelity National Information Services, Inc. ... 16,787 1,506,297
Global Payments, Inc. ................ 5,880 609,815
Jack Henry & Associates, Inc. ........... 2,734 497,397
Mastercard, Inc. , Class A ............... 2,179 1,088,607
Visa, Inc. , Class A ................... 2,388 692,162
Voya Financial, Inc. .................. 8,585 689,375
5,083,653
Food Products — 0.4%
Kraft Heinz Co. (The) ................. 39,786 1,331,239
Mondelez International, Inc. , Class A ....... 43,493 2,978,401
4,309,640
Gas Utilities — 0.0%
Osaka Gas Co. Ltd. .................. 3,200 68,572
Ground Transportation — 0.3%
Canadian National Railway Co. .......... 3,059 330,320
Canadian Pacific Kansas City Ltd. ........ 2,791 215,338
CSX Corp. ........................ 12,604 423,998
SIRVA, Inc.
(e)
....................... 75 244
Security
Shares
Shares Value
Ground Transportation (continued)
Tokyo Metro Co. Ltd.
(e)
................ 13,400 $ 146,488
Union Pacific Corp. .................. 10,011 2,323,253
3,439,641
Health Care Equipment & Supplies — 0.3%
Baxter International, Inc. ............... 42,440 1,515,108
Edwards Lifesciences Corp.
(e)
........... 8,410 563,554
Koninklijke Philips NV
(e)
................ 16,991 447,013
Medtronic plc ...................... 8,113 724,085
ResMed, Inc. ...................... 1,157 280,538
3,530,298
Health Care Providers & Services — 1.1%
Cardinal Health, Inc. .................. 19,665 2,134,046
Cencora, Inc. ...................... 2,254 514,092
Cigna Group (The) ................... 2,371 746,415
CVS Health Corp. ................... 32,410 1,829,869
Elevance Health, Inc. ................. 2,328 944,609
Envision Healthcare Corp. , (Acquired 11/03/23 ,
cost $ 30,363 )
(e) (h)
.................. 3,755 38,605
HCA Healthcare, Inc. ................. 1,051 377,036
Humana, Inc. ...................... 1,980 510,503
Labcorp Holdings, Inc. ................ 4,198 958,277
McKesson Corp. .................... 1,036 518,611
UnitedHealth Group, Inc. ............... 5,716 3,226,682
Universal Health Services, Inc. , Class B .... 2,176 444,579
12,243,324
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc. ....... 4,871 543,360
Assura plc ........................ 2,070,565 1,079,433
Healthpeak Properties, Inc. ............. 82,731 1,857,311
Omega Healthcare Investors, Inc. ......... 15,220 646,393
Target Healthcare REIT plc ............. 137,708 161,054
Welltower, Inc. ...................... 4,867 656,461
4,944,012
Hotels, Restaurants & Leisure — 0.0%
Domino's Pizza, Inc. .................. 1,145 473,721
Household Durables — 0.2%
Newell Brands, Inc. .................. 35,933 316,211
Sony Group Corp. , ADR ............... 46,865 824,824
Taylor Wimpey plc ................... 802,591 1,517,445
2,658,480
Household Products — 0.0%
Reckitt Benckiser Group plc ............. 7,258 440,300
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 2,310 38,092
Boralex, Inc. , Class A ................. 2,605 62,620
Innergex Renewable Energy, Inc. ......... 8,961 58,695
159,407
Industrial Conglomerates — 0.0%
Siemens AG (Registered) .............. 1,142 222,176
Industrial REITs — 0.4%
EastGroup Properties, Inc. ............. 3,608 617,978
Goodman Group .................... 20,473 488,885
Lineage, Inc. ....................... 12,756 944,454
Rexford Industrial Realty, Inc. ........... 24,551 1,052,993
Segro plc ......................... 28,870 292,522
STAG Industrial, Inc. ................. 17,343 646,547
Warehouses De Pauw CVA ............. 34,529 821,745
4,865,124

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance — 0.6%
American International Group, Inc. ........ 10,422 $ 790,821
Assurant, Inc. ...................... 5,712 1,094,990
Brown & Brown, Inc. .................. 4,750 497,040
Fidelity National Financial, Inc. , Class A ..... 18,775 1,129,692
Globe Life, Inc. ..................... 4,698 496,109
Hartford Financial Services Group, Inc. (The) . 4,257 470,143
Willis Towers Watson plc ............... 2,783 840,995
Zurich Insurance Group AG ............. 2,796 1,648,536
6,968,326
Interactive Media & Services — 0.5%
Alphabet, Inc. , Class A ................ 16,763 2,868,317
Meta Platforms, Inc. , Class A ............ 5,097 2,892,955
5,761,272
IT Services — 0.5%
Accenture plc , Class A ................ 8,809 3,037,520
Cognizant Technology Solutions Corp. , Class A 20,685 1,542,894
NEXTDC Ltd.
(e)
..................... 20,127 214,998
SUNeVision Holdings Ltd.
(e)
............. 971,000 485,768
Travelport Finance SARL
(e) (g)
............ 27 79,859
5,361,039
Leisure Products — 0.1%
Hasbro, Inc. ....................... 8,603 564,615
Life Sciences Tools & Services — 0.1%
(e)
Fortrea Holdings, Inc. ................. 13,050 219,501
ICON plc ......................... 1,379 306,290
525,791
Machinery — 0.4%
Caterpillar, Inc. ..................... 404 151,985
CNH Industrial NV ................... 26,098 293,080
Cummins, Inc. ...................... 185 60,861
Komatsu Ltd. ...................... 24,500 634,190
Otis Worldwide Corp. ................. 30,184 2,964,069
4,104,185
Media — 0.3%
Comcast Corp. , Class A ............... 35,571 1,553,386
Fox Corp. , Class A ................... 7,499 314,958
Learfield Communications LLC , (Acquired
09/06/23 , cost $ 13,651 )
(e) (g) (h)
.......... 1,086 72,762
Omnicom Group, Inc. ................. 4,790 483,790
WPP plc .......................... 70,984 746,107
3,171,003
Metals & Mining — 0.1%
Freeport-McMoRan, Inc. ............... 992 44,660
Southern Copper Corp. ................ 502 54,994
Teck Resources Ltd. , Class B ........... 10,583 492,357
United States Steel Corp. .............. 18,357 713,169
1,305,180
Multi-Utilities — 0.4%
Ameren Corp. ...................... 2,426 211,329
CMS Energy Corp. ................... 23,048 1,604,371
Consolidated Edison, Inc. .............. 2,065 209,969
Dominion Energy, Inc. ................. 4,186 249,193
DTE Energy Co. .................... 835 103,724
E.ON SE ......................... 6,679 90,134
National Grid plc .................... 37,596 472,061
NiSource, Inc. ...................... 4,977 174,991
Public Service Enterprise Group, Inc. ...... 2,827 252,762
Sempra .......................... 10,593 883,138
WEC Energy Group, Inc. ............... 2,215 211,599
4,463,271
Security
Shares
Shares Value
Office REITs — 0.1%
BXP, Inc. ......................... 15,089 $ 1,215,570
Oil, Gas & Consumable Fuels — 1.0%
Antero Resources Corp.
(e)
.............. 616 15,942
BP plc ........................... 271,735 1,329,007
Cheniere Energy, Inc. ................. 1,984 379,698
Coterra Energy, Inc. .................. 1,328 31,766
DT Midstream, Inc. ................... 2,347 211,582
Enbridge, Inc. ...................... 3,011 121,621
EQT Corp. ........................ 11,762 429,783
Expand Energy Corp. ................. 563 47,697
Hess Corp. ........................ 7,176 965,028
Kinder Morgan, Inc. .................. 4,131 101,251
Koninklijke Vopak NV ................. 4,864 224,224
Kosmos Energy Ltd.
(e)
................. 140,535 528,412
LUKOIL PJSC
(e) (g)
.................... 44,196 4
Novatek PJSC
(e) (g)
................... 80 —
Range Resources Corp. ............... 555 16,667
Shell plc .......................... 105,137 3,526,889
South Bow Corp.
(e)
................... 368 9,185
Suncor Energy, Inc. .................. 7,782 293,926
Targa Resources Corp. ................ 1,860 310,546
TC Energy Corp. .................... 13,268 617,109
Williams Cos., Inc. (The) ............... 32,400 1,696,788
10,857,125
Pharmaceuticals — 1.0%
AstraZeneca plc .................... 19,077 2,714,535
Bayer AG (Registered) ................ 20,097 541,552
Eli Lilly & Co. ...................... 462 383,340
GSK plc , ADR ...................... 3,864 142,041
Novo Nordisk A/S , Class B ............. 27,445 3,078,369
Sanofi SA ......................... 31,129 3,289,707
Zoetis, Inc. , Class A .................. 5,790 1,035,136
11,184,680
Professional Services — 0.7%
Dun & Bradstreet Holdings, Inc. .......... 73,920 878,909
Leidos Holdings, Inc. ................. 8,992 1,646,975
NMG, Inc.
(e)
........................ 602 70,434
Paychex, Inc. ...................... 3,109 433,177
RELX plc ......................... 56,776 2,623,275
SS&C Technologies Holdings, Inc. ........ 23,420 1,637,760
7,290,530
Real Estate Management & Development — 0.2%
ADLER Group SA
(e) (g)
................. 49,454 1
CK Asset Holdings Ltd. ................ 246,000 1,005,640
VGP NV .......................... 3,639 306,037
Vonovia SE ........................ 17,048 558,931
Wharf Real Estate Investment Co. Ltd. ..... 149,000 447,982
2,318,591
Residential REITs — 0.3%
AvalonBay Communities, Inc. ........... 3,735 827,713
Mid-America Apartment Communities, Inc. ... 5,331 806,794
Sun Communities, Inc. ................ 10,731 1,423,789
UNITE Group plc (The) ................ 53,030 599,878
3,658,174
Retail REITs — 0.2%
Federal Realty Investment Trust .......... 4,490 497,672
Link REIT ......................... 202,900 945,396
Regency Centers Corp. ............... 7,017 501,294
Region RE Ltd.
(i)
.................... 210,168 302,223
Simon Property Group, Inc. ............. 2,944 497,889
2,744,474

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 1.1%
Applied Materials, Inc. ................ 12,228 $ 2,220,360
Broadcom, Inc. ..................... 9,186 1,559,507
Intel Corp. ........................ 25,382 546,221
Lam Research Corp. ................. 6,270 466,174
Monolithic Power Systems, Inc. .......... 45 34,169
Taiwan Semiconductor Manufacturing Co. Ltd. 132,000 4,139,452
Texas Instruments, Inc. ................ 15,079 3,063,450
12,029,333
Software — 1.1%
Microsoft Corp. ..................... 19,825 8,055,889
Oracle Corp. ....................... 10,829 1,817,539
Salesforce, Inc. ..................... 7,726 2,251,125
12,124,553
Specialized REITs — 0.9%
American Tower Corp. ................ 5,166 1,103,147
Crown Castle, Inc. ................... 15,653 1,682,541
Digital Realty Trust, Inc. ............... 591 105,334
EPR Properties ..................... 24,359 1,105,168
Equinix, Inc. ....................... 2,650 2,406,412
Extra Space Storage, Inc. .............. 5,270 860,591
Iron Mountain, Inc. ................... 585 72,382
SBA Communications Corp. ............ 3,612 828,846
VICI Properties, Inc. .................. 49,393 1,568,722
9,733,143
Specialty Retail — 0.3%
Home Depot, Inc. (The) ............... 7,287 2,869,256
Lowe's Cos., Inc. .................... 1,769 463,177
Tractor Supply Co. ................... 1,346 357,377
3,689,810
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc. ........................ 11,445 2,585,540
HP, Inc. .......................... 30,106 1,069,365
Samsung Electronics Co. Ltd. , GDR
(b) (c)
..... 2,476 2,617,578
6,272,483
Textiles, Apparel & Luxury Goods — 0.3%
LVMH Moet Hennessy Louis Vuitton SE ..... 3,709 2,469,157
NIKE, Inc. , Class B .................. 5,449 420,281
Swatch Group AG (The) ............... 4,426 908,229
3,797,667
Tobacco — 0.3%
British American Tobacco plc ............ 29,828 1,043,059
Philip Morris International, Inc. ........... 17,230 2,286,421
3,329,480
Trading Companies & Distributors — 0.1%
Fastenal Co. ....................... 7,071 552,811
Transportation Infrastructure — 0.2%
Aena SME SA
(b) (c)
.................... 3,337 739,546
Atlas Arteria Ltd.
(i)
................... 26,092 83,526
Auckland International Airport Ltd. ........ 43,125 188,164
Flughafen Zurich AG (Registered) ......... 1,295 305,287
Japan Airport Terminal Co. Ltd. .......... 3,800 139,202
Transurban Group
(i)
.................. 83,791 698,310
2,154,035
Water Utilities — 0.0%
Essential Utilities, Inc. ................. 4,554 175,784
United Utilities Group plc ............... 7,926 104,603
280,387
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.0%
Vodafone Group plc .................. 440,205 $ 409,354
Total Common Stocks — 21 .9%
(Cost: $ 220,794,355 ) .............................. 245,879,952
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
Wolverine Escrow LLC, 9.00%, 11/15/26
(b) (d) (e)
. USD 84 34,440
Automobile Components — 0.3%
(c)
Dana Financing Luxembourg SARL, 8.50%,
07/15/31 ...................... EUR 139 161,974
Forvia SE
3.75% , 06/15/28 .................. 100 104,900
5.50% , 06/15/31 .................. 355 383,920
Goodyear Europe BV, 2.75%, 08/15/28 .... 116 116,338
IHO Verwaltungs GmbH, 8.75%, (8.75% Cash
or 9.50% PIK), 05/15/28
(a) (j)
.......... 225 259,827
Mahle GmbH
2.38% , 05/14/28 .................. 100 95,178
6.50% , 05/02/31 .................. 216 228,493
ZF Europe Finance BV
2.00% , 02/23/26 .................. 200 212,365
2.50% , 10/23/27 .................. 100 102,455
4.75% , 01/31/29 .................. 500 529,598
6.13% , 03/13/29 .................. 200 222,401
ZF Finance GmbH, 2.00%, 05/06/27 ...... 400 409,446
2,826,895
Automobiles — 0.1%
Aston Martin Capital Holdings Ltd.
10.38% , 03/31/29
(c)
................ GBP 286 357,626
RCI Banque SA
(a)(c)
(5-Year EUR Swap Annual + 2.85%), 2.63% ,
02/18/30 ..................... EUR 400 431,688
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34 ................ 400 443,671
1,232,985
Banks — 1.3%
Alpha Bank SA
(1-Year EUR Swap Annual + 2.43%), 5.00% ,
05/12/30
(a) (c)
................... 321 364,479
Banca Monte dei Paschi di Siena SpA
(a)(c)
(3-mo. EURIBOR + 3.28%), 6.75% ,
09/05/27 ..................... 148 169,927
(5-Year EURIBOR ICE Swap Rate at 0.00%
Floor + 5.01%), 7.71% , 01/18/28 ..... 200 238,761
(3-mo. EURIBOR + 2.05%), 4.75% ,
03/15/29 ..................... 125 140,396
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 4.27%), 6.88%
(a) (c) (k)
.. 200 225,436
Banco BPM SpA
(a)(c)
(5-Year EUR Swap Annual + 3.17%), 2.88% ,
06/29/31 ..................... 300 321,417
(5-Year EUR Swap Annual + 3.40%), 3.38% ,
01/19/32 ..................... 200 214,909
Banco de Credito Social Cooperativo SA,
(1-Year EURIBOR ICE Swap Rate + 1.70%),
4.13%, 09/03/30
(a) (c)
............... 100 109,321
Banco de Sabadell SA, (5-Year EUR Swap
Annual + 6.20%), 5.75%
(a) (c) (k)
......... 400 434,797
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a) (b) (k)
........ USD 217 209,948

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Bancolombia SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.94%), 4.63%, 12/18/29
(a)
........... USD 298 $ 296,212
Bangkok Bank PCL, 5.30%, 09/21/28
(b)
..... 470 475,410
Bank of Cyprus PCL, (3-mo. EURIBOR +
1.97%), 5.00%, 05/02/29
(a) (c)
.......... EUR 193 217,179
Bankinter SA, (5-Year EUR Swap Annual +
6.71%), 6.25%
(a) (c) (k)
............... 200 218,788
Barclays plc
(a)(k)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.87%), 6.13% USD 325 323,222
(BPSWS5 + 5.64%), 9.25% .......... GBP 262 355,993
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.43%), 8.00% USD 540 558,148
(USISSO05 + 5.78%), 9.63% ......... 265 291,600
CaixaBank SA
(a)(c)(k)
(5-Year EUR Swap Annual + 6.35%), 5.88% EUR 200 219,453
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50% ....................... 200 233,133
Commerzbank AG
(a)(c)(k)
(5-Year EUR Swap Annual + 4.39%), 4.25% 200 203,572
(5-Year EUR Swap Annual + 6.74%), 6.50% 400 442,225
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88% ....................... 200 234,954
Cooperatieve Rabobank UA, (5-Year EUR Swap
Annual + 4.68%), 4.38%
(a) (c) (k)
......... 200 211,839
Danske Bank A/S, (7-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.13%), 7.00%
(a) (c) (k)
............... USD 680 683,417
Eurobank SA
(a)(c)
(1-Year EUR Swap Annual + 1.80%), 4.00% ,
09/24/30 ..................... EUR 150 163,787
(5-Year EURIBOR ICE Swap Rate + 2.17%),
4.88% , 04/30/31 ................ 125 142,414
HSBC Holdings plc
(a)(k)
(5-Year USD Swap Rate + 4.37%), 6.38% . USD 418 418,027
(5-Year USD Swap Rate + 3.75%), 6.00% . 287 283,751
(5-Year EUR Swap Annual + 3.84%),
4.75%
(c)
...................... EUR 200 211,842
ING Groep NV
(a)(k)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.86%), 3.88% USD 200 177,670
(USISSO05 + 4.36%), 8.00%
(c)
........ 200 211,254
(USISSO05 + 4.08%), 7.25%
(c)
........ 200 200,000
Intercorp Peru Ltd., 3.88%, 08/15/29
(b)
..... 317 288,768
Intesa Sanpaolo SpA, (5-Year EUR Swap
Annual + 5.85%), 5.50%
(a) (c) (k)
......... EUR 952 1,022,723
KBC Group NV, (5-Year EURIBOR ICE Swap
Rate + 4.93%), 8.00%
(a) (c) (k)
.......... 200 235,507
Lloyds Banking Group plc
(a)(k)
(5-Year EURIBOR ICE Swap Rate + 5.29%),
4.95%
(c)
...................... 200 216,734
(5-Year USD Swap Rate + 4.50%), 7.50% . USD 380 383,233
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.82%), 6.75% 285 285,981
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50% .... GBP 200 266,588
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.91%), 8.00% USD 250 260,540
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%), 5.88%,
06/28/35
(a) (c)
.................... EUR 375 425,832
NatWest Group plc, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.75%), 8.13%
(a) (k)
................ USD 510 546,498
Security
Par (000)
Par (000) Value
Banks (continued)
Nordea Bank Abp, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.60%), 3.75%
(a) (b) (k)
............... USD 560 $ 484,548
Standard Chartered plc, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.14%), 4.30%
(a) (b) (k)
............... 575 508,190
14,128,423
Biotechnology — 0.0%
Cidron Aida Finco SARL, 6.25%, 04/01/28
(c)
.. GBP 305 379,006
Broadline Retail — 0.0%
Bubbles Holdco SpA
(c)
6.50% , 09/30/31 .................. EUR 223 243,247
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
7.50% , 09/30/31
(a)
............... 218 236,239
479,486
Building Products — 0.1%
(c)
EMRLD Borrower LP, 6.38%, 12/15/30 ..... 302 344,932
HT Troplast GmbH, 9.38%, 07/15/28 ...... 175 196,695
PCF GmbH, 4.75%, 04/15/29 .......... 400 373,194
914,821
Capital Markets — 0.2%
Abu Dhabi Developmental Holding Co. PJSC,
5.25%, 10/02/54
(b)
................ USD 203 191,074
Deutsche Bank AG
(a)(c)(k)
(USISOA05 at 0.00% Floor + 4.36%), 4.79% 200 194,935
(5-Year EURIBOR ICE Swap Rate + 4.55%),
4.50% ....................... EUR 400 407,362
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13% ....................... 200 226,252
UBS Group AG
(a)(k)
(5-Year USD Swap Semi + 4.87%), 7.00%
(c)
USD 402 402,428
(5-Year USD Swap Semi + 4.59%), 6.88%
(c)
200 200,348
(USISSO05 + 3.63%), 6.85%
(b)
........ 275 272,587
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.31%), 4.38%
(b)
655 553,606
2,448,592
Chemicals — 0.4%
Braskem Netherlands Finance BV, 8.00%,
10/15/34
(b)
..................... 250 248,845
Chemours Co. (The), 4.00%, 05/15/26 ..... EUR 299 322,765
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
..................... 300 324,857
Herens Holdco SARL, 4.75%, 05/15/28
(b)
... USD 200 174,778
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... 6 6,078
INEOS Finance plc, 6.38%, 04/15/29
(c)
..... EUR 278 312,676
INEOS Quattro Finance 2 plc
(c)
8.50% , 03/15/29 .................. 314 362,900
6.75% , 04/15/30 .................. 167 183,757
Kronos International, Inc.
9.50% , 03/15/29
(c)
................. 275 326,012
MEGlobal BV, 4.25%, 11/03/26
(c)
........ USD 230 225,328
Monitchem HoldCo 3 SA, 8.75%, 05/01/28
(c)
. EUR 115 126,706
Nobian Finance BV, 3.63%, 07/15/26
(c)
..... 227 243,943
Olympus Water US Holding Corp.
(c)
9.63% , 11/15/28 .................. 354 410,929
5.38% , 10/01/29 .................. 135 139,529
Sasol Financing USA LLC, 4.38%, 09/18/26 .. USD 200 192,875
SCIL IV LLC, 9.50%, 07/15/28
(c)
......... EUR 300 350,799
3,952,777
Commercial Services & Supplies — 0.3%
Allied Universal Holdco LLC, 4.88%, 06/01/28
(c)
GBP 383 451,995
Amber Finco plc, 6.63%, 07/15/29
(c)
....... EUR 304 345,556

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
APCOA Group GmbH, (3-mo. EURIBOR at
0.00% Floor + 4.13%), 7.37%, 04/15/31
(a) (c)
. EUR 170 $ 186,008
Intrum AB
(c)
3.00% , 09/15/27 .................. 568 457,080
9.25% , 03/15/28 .................. 100 80,645
Madison IAQ LLC, 5.88%, 06/30/29
(b)
...... USD 105 99,590
Paprec Holding SA, 7.25%, 11/17/29
(c)
..... EUR 114 131,002
Q-Park Holding I BV
(c)
2.00% , 03/01/27 .................. 100 105,213
5.13% , 03/01/29 .................. 100 112,155
5.13% , 02/15/30 .................. 227 252,466
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(c)
................ 88 95,874
Techem Verwaltungsgesellschaft 675 mbH
5.38% , 07/15/29
(c)
................. 280 305,957
Verisure Holding AB
(c)
9.25% , 10/15/27 .................. 80 91,240
7.13% , 02/01/28 .................. 200 226,252
2,941,033
Construction & Engineering — 0.1%
(c)
Azzurra Aeroporti SpA, 2.63%, 05/30/27 .... 300 316,473
Gatwick Airport Finance plc, 4.38%, 04/07/26 . GBP 169 214,948
Heathrow Finance plc
3.88% , 03/01/27
(f)
................. 175 214,653
4.13% , 09/01/29
(f)
................. 100 118,146
6.63% , 03/01/31 .................. 116 150,160
1,014,380
Consumer Finance — 0.1%
ASG Finance DAC, 9.75%, 05/15/29
(b)
..... USD 200 197,000
Encore Capital Group, Inc.
(c)
5.38% , 02/15/26 .................. GBP 100 128,703
4.25% , 06/01/28 .................. 100 118,630
Muthoot Finance Ltd., 7.13%, 02/14/28
(b)
... USD 200 203,300
647,633
Consumer Staples Distribution & Retail — 0.1%
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(c)
.. GBP 662 843,477
Bellis Finco plc, 4.00%, 02/16/27
(c)
....... 119 143,824
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor + 3.63%),
6.95% , 07/01/29
(a) (c)
.............. EUR 295 320,886
Market Bidco Finco plc, 5.50%, 11/04/27
(c)
... GBP 148 183,682
Picard Groupe SAS, 6.38%, 07/01/29
(c)
.... EUR 132 146,874
1,638,743
Containers & Packaging — 0.2%
Ardagh Metal Packaging Finance USA LLC,
2.00%, 09/01/28
(c)
................ 200 198,275
Ardagh Packaging Finance plc, 2.13%,
08/15/26
(c)
..................... 246 226,178
Fiber Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.35% , 01/15/30
(a)
............... 209 229,023
6.13% , 06/15/31 .................. 258 280,639
Fiber Midco SpA, 10.00%, 06/15/29
(c)
...... 100 107,658
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
USD 13 12,646
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
... EUR 310 317,446
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26
(c)
100 84,644
OI European Group BV
(c)
6.25% , 05/15/28 .................. 100 112,314
5.25% , 06/01/29 .................. 225 246,139
Titan Holdings II BV, 5.13%, 07/15/29
(c)
.... 138 152,001
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Trivium Packaging Finance BV, (3-mo.
EURIBOR at 3.75% Floor + 3.75%), 7.29%,
08/15/26
(a) (c)
.................... EUR 100 $ 108,979
2,075,942
Diversified Consumer Services — 0.1%
(c)
Belron UK Finance plc, 4.63%, 10/15/29 .... 253 278,968
Pachelbel Bidco SpA
7.13% , 05/17/31 .................. 200 231,962
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
7.30% , 05/17/31
(a)
............... 200 219,519
730,449
Diversified REITs — 0.0%
VICI Properties LP, 4.63%, 06/15/25
(b)
..... USD 16 15,913
Diversified Telecommunication Services — 0.4%
Altice Financing SA, 2.25%, 01/15/25
(c)
..... EUR 100 107,687
Altice France SA
(c)
3.38% , 01/15/28 .................. 293 243,415
4.25% , 10/15/29 .................. 166 136,779
British Telecommunications plc
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.54%),
5.13% , 10/03/54 ................ 125 140,626
(5-Year EUR Swap Annual + 2.13%), 1.87% ,
08/18/80 ..................... 100 106,953
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38% ,
12/20/83 ..................... GBP 100 138,590
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38% ,
12/20/83 ..................... 100 138,590
Cellnex Telecom SA, 2.13%, 08/11/30
(c) (l)
.... EUR 300 341,230
Global Switch Finance BV, 1.38%, 10/07/30
(c)
. 279 282,662
IHS Holding Ltd., 6.25%, 11/29/28
(b)
....... USD 200 187,460
Iliad Holding SASU, 6.88%, 04/15/31
(c)
..... EUR 379 438,570
Iliad SA
(c)
5.38% , 02/15/29 .................. 100 113,534
5.63% , 02/15/30 .................. 400 460,118
Infrastrutture Wireless Italiane SpA
(c)
1.63% , 10/21/28 .................. 150 153,958
1.75% , 04/19/31 .................. 290 290,688
Level 3 Financing, Inc., 11.00%, 11/15/29
(b)
.. USD 37 42,171
Lorca Telecom Bondco SA, 5.75%, 04/30/29
(c)
EUR 589 667,856
Virgin Media Secured Finance plc, 4.13%,
08/15/30
(c)
..................... GBP 286 317,153
4,308,040
Electric Utilities — 0.2%
California Buyer Ltd., 5.63%, 02/15/32
(c)
.... EUR 194 216,547
Diamond II Ltd., 7.95%, 07/28/26
(b)
....... USD 200 202,500
EDP SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.05%),
4.75% , 05/29/54 ................ EUR 200 221,245
(5-Year EURIBOR ICE Swap Rate + 2.40%),
4.63% , 09/16/54 ................ 200 219,876
(5-Year EUR Swap Annual + 2.38%), 1.88% ,
08/02/81 ..................... 200 211,023
Series NC8 , (5-Year EUR Swap Annual +
2.08%), 1.88% , 03/14/82 .......... 400 393,940
Engie Energia Chile SA, 3.40%, 01/28/30
(c)
.. USD 200 178,400
Naturgy Finance Iberia SA, (5-Year EUR Swap
Annual + 2.44%), 2.37%
(a) (c) (k)
......... EUR 300 316,697
PG&E Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.88%),
7.38%, 03/15/55
(a)
................ USD 45 46,482
Public Power Corp. SA, 4.63%, 10/31/31
(c)
.. EUR 141 153,463

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Sorik Marapi Geothermal Power PT, 7.75%,
08/05/31
(b)
..................... USD 263 $ 259,302
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%),
4.75%
(a) (c) (k)
.................... EUR 275 306,191
2,725,666
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... USD 113 107,537
Energy Equipment & Services — 0.0%
OEG Finance plc, 7.25%, 09/27/29
(c)
...... EUR 137 152,747
Entertainment — 0.1%
Banijay Entertainment SAS, 7.00%, 05/01/29
(c)
247 281,436
Pinewood Finco plc
6.00% , 03/27/30
(c)
................. GBP 415 537,062
818,498
Financial Services — 0.3%
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(c) (j)
............ 113 142,430
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25
(c)
. EUR 100 68,800
Jerrold Finco plc, 5.25%, 01/15/27
(c)
...... GBP 204 259,628
Nationwide Building Society
(a)(c)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75% .... 200 247,895
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.85%), 7.50% .... 200 255,956
Nexi SpA, 0.00%, 02/24/28
(c) (l) (m)
......... EUR 600 564,551
Opus-Chartered Issuances SA, 2.50%,
07/04/25
(a) (c) (g)
................... 110 120,131
ProGroup AG
(c)
5.13% , 04/15/29 .................. 100 105,660
5.38% , 04/15/31 .................. 121 126,958
Stena International SA, 7.25%, 01/15/31
(b)
... USD 400 415,254
Thames Water Utilities Finance plc
(c)
4.00% , 06/19/25 .................. GBP 107 111,072
4.00% , 04/18/27 .................. EUR 100 84,409
0.88% , 01/31/28 .................. 138 114,502
1.25% , 01/31/32 .................. 138 112,879
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(j)
........... 324 123,040
Worldline SA, 0.00%, 07/30/26
(c) (l) (m)
....... 540 544,797
3,397,962
Food Products — 0.1%
(c)
Boparan Finance plc
7.63% , 11/30/25 .................. GBP 100 128,622
9.38% , 11/07/29 .................. 164 211,470
Premier Foods Finance plc, 3.50%, 10/15/26 . 100 125,721
Tereos Finance Groupe I SA
4.75% , 04/30/27 .................. EUR 120 131,261
7.25% , 04/15/28 .................. 132 150,145
747,219
Ground Transportation — 0.2%
BCP V Modular Services Finance II plc
(c)
4.75% , 11/30/28 .................. 100 105,005
6.13% , 11/30/28 .................. GBP 220 271,648
Boels Topholding BV
(c)
6.25% , 02/15/29 .................. EUR 170 192,703
5.75% , 05/15/30 .................. 200 224,389
DAE Funding LLC, 2.63%, 03/20/25
(c)
..... USD 200 197,450
Edge Finco plc, 8.13%, 08/15/31
(c)
....... GBP 374 487,197
Loxam SAS
(c)
6.38% , 05/15/28 .................. EUR 150 169,522
6.38% , 05/31/29 .................. 302 343,513
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Mobico Group plc
(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.14%), 4.25%
(a) (k)
.. GBP 244 $ 287,817
3.63% , 11/20/28
(f)
................. 114 132,454
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 7.95%, 04/22/30
(a)
...... EUR 317 346,756
Uber Technologies, Inc., 6.25%, 01/15/28
(b)
.. USD 24 24,235
2,782,689
Health Care Providers & Services — 0.0%
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
... EUR 352 415,817
Hotels, Restaurants & Leisure — 0.4%
Allwyn Entertainment Financing UK plc, 7.25%,
04/30/30
(c)
..................... 275 316,705
Bertrand Franchise Finance SAS
(c)
6.50% , 07/18/30 .................. 100 112,996
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.96% , 07/18/30
(a)
............... 221 241,496
Carnival Corp.
7.00% , 08/15/29
(b)
................. USD 255 266,685
5.75% , 01/15/30
(c)
................. EUR 126 145,924
Cirsa Finance International SARL, (3-mo.
EURIBOR + 4.50%), 7.56%, 07/31/28
(a) (c)
.. 100 109,863
CPUK Finance Ltd.
(c)
3.59% , 08/28/25 .................. GBP 239 303,693
7.88% , 08/28/29 .................. 100 132,529
Deuce Finco plc, 5.50%, 06/15/27
(c)
....... 120 151,291
Elior Group SA, 3.75%, 07/15/26
(c)
....... EUR 230 248,286
Food Service Project SA, 5.50%, 01/21/27
(c)
. 100 109,183
Inter Media & Communication SpA, 6.75%,
02/09/27
(c)
..................... 213 236,258
International Game Technology plc, 5.25%,
01/15/29
(b)
..................... USD 215 211,237
Lottomatica SpA
(c)
5.38% , 06/01/30 .................. EUR 232 261,383
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.50% , 12/15/30
(a)
............... 100 109,319
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
6.76% , 06/01/31
(a)
............... 100 109,407
Melco Resorts Finance Ltd., 7.63%, 04/17/32
(b)
USD 200 202,530
Motion Finco SARL, 7.38%, 06/15/30
(c)
..... EUR 202 219,772
Pinnacle Bidco plc, 10.00%, 10/11/28
(c)
..... GBP 200 275,080
Stonegate Pub Co. Financing 2019 plc
(c)
(3-mo. EURIBOR + 6.63%), 10.17% ,
07/31/29
(a)
.................... EUR 112 126,701
10.75% , 07/31/29 ................. GBP 143 194,164
TUI AG, 5.88%, 03/15/29
(c)
............ EUR 179 203,241
TUI Cruises GmbH
(c)
6.50% , 05/15/26 .................. 191 210,521
6.25% , 04/15/29 .................. 100 113,968
4,612,232
Household Durables — 0.0%
LG Electronics, Inc., 5.63%, 04/24/27
(b)
..... USD 342 346,586
Independent Power and Renewable Electricity Producers
— 0.1%
(b)
AES Andes SA
6.30% , 03/15/29 .................. 200 203,812
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15% ,
06/10/55
(a)
.................... 215 219,300
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple, 7.25%, 01/31/41 ..... 385 384,856
807,968

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance — 0.1%
(c)
Ardonagh Finco Ltd., 6.88%, 02/15/31 ..... EUR 368 $ 404,872
Galaxy Bidco Ltd., 6.50%, 07/31/26 ....... GBP 400 512,814
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34 EUR 300 330,994
1,248,680
IT Services — 0.1%
(c)
Almaviva-The Italian Innovation Co. SpA,
5.00%, 10/30/30 ................. 160 173,901
Atos SE
(d)(e)
0.00% , 11/06/24
(l) (m)
................ 100 4,351
1.75% , 05/07/25 .................. 100 8,579
2.50% , 11/07/28 .................. 100 4,420
1.00% , 11/12/29 .................. 200 12,007
United Group BV
4.00% , 11/15/27 .................. 133 142,513
6.75% , 02/15/31 .................. 100 110,407
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
7.79% , 02/15/31
(a)
............... 100 108,503
6.50% , 10/31/31 .................. 100 108,992
673,673
Machinery — 0.1%
Dynamo Newco II GmbH, 6.25%, 10/15/31
(c)
. 114 124,741
IMA Industria Macchine Automatiche SpA,
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.93%, 04/15/29
(a) (c)
............... 382 419,221
Nova Alexandre III SAS
(3-mo. EURIBOR at 0.00% Floor + 5.25%),
8.43% , 07/15/29
(a) (c)
.............. 225 239,849
TK Elevator Holdco GmbH, 6.63%, 07/15/28
(c)
187 203,647
TK Elevator Midco GmbH, 4.38%, 07/15/27
(c)
. 150 162,040
1,149,498
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
........ USD 160 164,476
Media — 0.3%
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
.... 70 60,823
SES SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 3.19%),
2.88%
(k)
...................... EUR 251 255,005
(5-Year EURIBOR ICE Swap Rate + 3.59%),
6.00% , 09/12/54 ................ 275 273,765
Summer BC Holdco B SARL, 5.75%, 10/31/26
(c)
276 299,161
Summer BidCo BV, 10.00%, (10.00% Cash or
10.75% PIK), 02/15/29
(c) (j)
........... 103 112,277
Sunrise FinCo. I BV, 4.88%, 07/15/31
(b)
.... USD 400 366,000
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a) (c) (j)
.......... EUR 536 463,600
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ USD 200 194,511
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
................ GBP 130 156,314
Ziggo Bond Co. BV, 6.13%, 11/15/32
(c)
..... EUR 200 216,000
Ziggo BV, 2.88%, 01/15/30
(c)
........... 400 403,011
2,800,467
Metals & Mining — 0.1%
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... USD 200 181,000
Constellium SE, 5.38%, 08/15/32
(c)
....... EUR 214 231,033
Eregli Demir ve Celik Fabrikalari TAS, 8.38%,
07/23/29
(b)
..................... USD 200 205,000
Navoi Mining & Metallurgical Combinat, 6.95%,
10/17/31
(b)
..................... 200 200,400
Samarco Mineracao SA, 9.00%, (9.00% Cash
or 9.00% PIK), 06/30/31
(c) (j)
.......... 169 158,341
Vale Overseas Ltd., 6.40%, 06/28/54 ...... 145 145,500
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Vedanta Resources Finance II plc, 10.88%,
09/17/29
(b)
..................... USD 240 $ 246,542
Volcan Cia Minera SAA, 8.75%, 01/24/30
(b)
.. 258 235,683
1,603,499
Multi-Utilities — 0.0%
(a)(c)
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(k)
................. EUR 250 278,124
Centrica plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.51%), 6.50%,
05/21/55 ...................... GBP 200 262,919
541,043
Oil, Gas & Consumable Fuels — 0.3%
3R Lux SARL, 9.75%, 02/05/31
(b)
........ USD 200 206,750
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54
(b)
.. 205 190,650
Cosan Luxembourg SA, 7.25%, 06/27/31
(b)
.. 275 279,469
EIG Pearl Holdings SARL, 3.55%, 08/31/36
(b)
. 311 268,875
Gran Tierra Energy, Inc., 9.50%, 10/15/29
(b)
.. 243 223,560
Greensaif Pipelines Bidco SARL
(b)
5.85% , 02/23/36 .................. 200 200,314
6.10% , 08/23/42 .................. 200 199,750
Kosmos Energy Ltd., 7.50%, 03/01/28
(c)
.... 200 190,688
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(c)
..................... 187 157,634
NAK Naftogaz Ukraine, 7.13%, (7.13% Cash or
7.13% PIK), 07/19/26
(c) (d) (e) (j)
.......... EUR 189 158,057
Occidental Petroleum Corp., 6.63%, 09/01/30 USD 106 111,460
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
.. 150 153,900
Raizen Fuels Finance SA, 6.45%, 03/05/34
(b)
. 282 287,674
SCC Power plc
(b)(j)
8.00% , ( 8.00 % Cash or 8.00 % PIK),
12/31/28 ..................... 412 201,078
4.00% , ( 4.00 % Cash or 4.00 % PIK),
05/17/32 ..................... 224 42,549
Trident Energy Finance plc, 12.50%, 11/30/29
(c)
200 210,125
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (c)
..... EUR 350 418,308
3,500,841
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy
3.63% , 02/04/28
(c)
................. 100 104,751
4.88% , 02/04/28
(b)
................. USD 400 378,444
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
..................... 200 204,400
687,595
Passenger Airlines — 0.0%
ABRA Global Finance, 6.00%, 10/22/29 .... 150 143,775
Latam Airlines Group SA, 7.88%, 04/15/30
(b)
. 80 80,100
223,875
Pharmaceuticals — 0.3%
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%), 4.50% ,
03/25/82 ..................... EUR 300 323,361
(5-Year EUR Swap Annual + 4.46%), 5.38% ,
03/25/82 ..................... 200 215,751
Series NC5 , (5-Year EUR Swap Annual +
3.43%), 6.63% , 09/25/83 .......... 200 227,283
(5-Year EUR Swap Annual + 3.90%), 7.00% ,
09/25/83 ..................... 100 115,980
Cheplapharm Arzneimittel GmbH
(c)
4.38% , 01/15/28 .................. 100 107,415
7.50% , 05/15/30 .................. 240 277,361
Gruenenthal GmbH
(c)
4.13% , 05/15/28 .................. 152 164,925

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
6.75% , 05/15/30 .................. EUR 100 $ 115,964
Nidda Healthcare Holding GmbH
(c)
7.00% , 02/21/30 .................. 398 452,893
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.89% , 10/23/30
(a)
............... 174 189,552
Organon & Co., 2.88%, 04/30/28
(c)
....... 121 127,123
Rossini SARL
(c)
6.75% , 12/31/29 .................. 224 256,127
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
7.22% , 12/31/29
(a)
............... 317 346,817
Teva Pharmaceutical Finance Netherlands II
BV, 7.88%, 09/15/31 .............. 218 282,184
3,202,736
Professional Services — 0.0%
La Financiere Atalian, 8.50%, (8.50% Cash or
5.00% PIK), 06/30/28
(c) (j)
............ 185 94,112
Real Estate Management & Development — 0.2%
ADLER Financing SARL
(j)
Series 1L , 12.50% , ( 12.50 % Cash or 12.50%
PIK), 12/31/28 ................. 272 300,964
Series 1.5L , 14.00% , ( 14.00 % Cash or
14.00 % PIK), 12/31/29
(c)
........... 171 194,427
ADLER Real Estate GmbH, 3.00%, 04/27/26
(c)
300 313,272
Aroundtown Finance SARL, (5-Year EURIBOR
ICE Swap Rate + 4.51%), 7.13%
(a) (c) (k)
.... 496 489,243
Aroundtown SA, 0.38%, 04/15/27
(c)
....... 300 300,741
Balder Finland OYJ, 1.00%, 01/20/29
(c)
..... 200 193,954
Citycon Treasury BV, Series EURO, 2.38%,
01/15/27
(c)
..................... 100 103,973
Fantasia Holdings Group Co. Ltd.
(c)(d)(e)
15.00% , 12/18/21 ................. USD 400 10,000
11.88% , 06/01/24 ................. 300 7,500
9.25% , 07/28/24 .................. 600 15,000
12.25% , 10/18/24 ................. 400 10,000
10.88% , 01/09/25 ................. 218 5,450
11.75% , 04/17/25 ................. 600 15,000
Heimstaden Bostad AB, (5-Year EUR Swap
Annual + 3.91%), 3.38%
(a) (c) (k)
......... EUR 131 134,387
Heimstaden Bostad Treasury BV
(c)
1.38% , 03/03/27 .................. 300 309,944
1.00% , 04/13/28 .................. 100 99,007
Modernland Overseas Pte. Ltd.
(c)
5.00% , ( 5.00 % Cash or 3.00 % PIK),
04/30/27
(d) (e) (j)
.................. USD 447 148,633
Series 2 , 6.00% , 04/30/27 ............ 33 3,269
Sunac China Holdings Ltd.
(c)(j)
5.00% , ( 5.00 % Cash or 6.00 % PIK),
09/30/25 ..................... 19 3,147
6.25% , ( 6.25 % Cash or 6.25 % PIK),
09/30/26
(d) (e)
................... 19 2,976
5.50% , ( 5.50 % Cash or 6.50 % PIK),
09/30/27 ..................... 37 5,584
5.75% , ( 5.75 % Cash or 6.75 % PIK),
09/30/28 ..................... 56 7,925
6.00% , ( 6.00 % Cash or 7.00 % PIK),
09/30/29 ..................... 56 7,687
6.25% , ( 6.25 % Cash or 7.25 % PIK),
09/30/30 ..................... 27 3,464
1.00% , ( 1.00 % Cash or 2.00 % PIK),
09/30/32
(l)
..................... 22 2,282
2,687,829
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.0%
ams-OSRAM AG
10.50% , 03/30/29
(c)
................ EUR 200 $ 220,487
220,487
Software — 0.1%
Cedacri Mergeco SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
8.17% , 05/15/28 ................ 100 108,503
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
9.04% , 05/15/28 ................ 225 245,356
Cloud Software Group, Inc., 9.00%, 09/30/29
(b)
USD 100 99,991
Helios Software Holdings, Inc.
7.88% , 05/01/29
(c)
................. EUR 306 336,762
TeamSystem SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.68%, 07/31/31
(a) (c)
..... 206 225,169
1,015,781
Specialty Retail — 0.2%
Afflelou SAS, 6.00%, 07/25/29
(c)
......... 277 307,273
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(c)
.. GBP 235 318,929
Dufry One BV, 4.75%, 04/18/31
(c)
........ EUR 256 285,103
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 7.30%, 07/15/31
(a) (c)
..... 287 314,526
Fressnapf Holding SE, 5.25%, 10/31/31
(c)
... 227 246,019
Goldstory SAS, 6.75%, 02/01/30
(c)
....... 222 249,215
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. USD 18 16,899
1,737,964
Textiles, Apparel & Luxury Goods — 0.0%
PrestigeBidCo GmbH, (3-mo. EURIBOR at
0.00% Floor + 3.75%), 6.93%, 07/01/29
(a) (c)
. EUR 128 140,624
Transportation Infrastructure — 0.1%
(a)(c)(k)
Abertis Infraestructuras Finance BV, Class B,
(5-Year EUR Swap Annual + 3.69%), 3.25% 200 215,570
DP World Salaam, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.75%), 6.00% .................. USD 348 347,021
562,591
Wireless Telecommunication Services — 0.5%
Kenbourne Invest SA, 6.88%, 11/26/24
(b) (d) (e)
.. 421 254,179
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
............... 207 223,212
Millicom International Cellular SA, 7.38%,
04/02/32
(b)
..................... 200 204,300
Odido Group Holding BV, 5.50%, 01/15/30
(c)
. EUR 101 107,665
SoftBank Group Corp.
(c)
5.38% , 01/08/29 .................. 100 110,820
4.00% , 09/19/29 .................. 531 558,315
3.88% , 07/06/32 .................. 400 400,292
Telefonica Europe BV
(a)(c)(k)
(8-Year EUR Swap Annual + 2.97%), 3.88% 200 217,550
(6-Year EUR Swap Annual + 4.32%), 7.13% 300 359,063
(7-Year EUR Swap Annual + 3.35%), 6.14% 400 467,732
(EUAMDB08 + 3.62%), 6.75% ........ 100 121,420
(EUAMDB08 + 3.12%), 5.75% ........ 300 345,089
Vmed O2 UK Financing I plc
5.63% , 04/15/32
(c)
................. 200 217,560
7.75% , 04/15/32
(b)
................. USD 396 396,478
Vodafone Group plc
(a)(c)
(5-Year EUR Swap Annual + 3.00%), 2.63% ,
08/27/80 ..................... EUR 200 213,911
Series 60NC10 , (5-Year EUR Swap Annual +
3.48%), 3.00% , 08/27/80 .......... 500 505,260
(5-Year EUR Swap Annual + 3.49%), 6.50% ,
08/30/84 ..................... 300 355,858

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.84%), 8.00% ,
08/30/86 ..................... GBP 100 $ 140,226
Zegona Finance plc, 6.75%, 07/15/29
(c)
.... EUR 406 464,260
5,663,190
Total Corporate Bonds — 7 .6%
(Cost: $ 85,181,076 ) ............................... 84,603,440
Equity-Linked Notes
Aerospace & Defense — 0.2%
(b)(c)
Mizuho Markets Cayman LP ( L3Harris
Technologies, Inc. ) , 19.75% , 12/12/24 .... USD 4 1,037,006
Royal Bank of Canada ( RTX Corp. ) ,
22.65% , 11/15/24 ................. 5 642,203
1,679,209
Air Freight & Logistics — 0.1%
Societe Generale SA ( United Parcel Service,
Inc. ) , 17.46% , 12/09/24
(b) (c)
........... 12 1,582,587
Automobile Components — 0.1%
(b)(c)
Barclays Bank plc ( BorgWarner, Inc. ) ,
17.98% , 11/01/24 ................. 15 503,645
Royal Bank of Canada ( Lear Corp. ) ,
25.98% , 11/12/24 ................. 1 77,298
580,943
Automobiles — 0.2%
(b)(c)
Barclays Bank plc ( General Motors Co. ) ,
18.84% , 12/05/24 ................. 24 1,248,108
Mizuho Markets Cayman LP ( General Motors
Co. ) , 22.97% , 12/05/24 .............. 9 440,152
1,688,260
Banks — 1.1%
(b)(c)
Barclays Bank plc ( First Citizens BancShares,
Inc. ) , 15.88% , 12/19/24 .............. 1 1,161,410
Barclays Bank plc ( JPMorgan Chase & Co. ) ,
14.52% , 11/26/24 ................. 17 3,836,809
Barclays Bank plc ( US Bancorp ) ,
13.61% , 12/02/24 ................. 13 637,106
Barclays Bank plc ( Wells Fargo & Co. ) ,
21.43% , 11/26/24 ................. 21 1,326,263
HSBC Bank plc ( Banco Santander SA ) ,
15.45% , 12/17/24 ................. EUR 10 1,009,344
JPMorgan Structured Products BV ( Wells Fargo
& Co. ) , 23.69% , 11/22/24 ............ USD 23 1,368,257
Royal Bank of Canada ( Bank of America Corp. ) ,
12.80% , 11/29/24 ................. 31 1,279,870
Royal Bank of Canada (Citigroup, Inc.)
22.28% , 11/29/24 ................. 10 653,545
17.84% , 12/19/24 ................. 14 875,566
12,148,170
Beverages — 0.3%
(b)(c)
Barclays Bank plc ( PepsiCo, Inc. ) ,
6.98% , 11/26/24 .................. 5 769,583
Royal Bank of Canada ( Diageo plc ) ,
15.45% , 11/06/24 ................. GBP 6 198,404
Societe Generale SA ( Coca-Cola Co. (The) ) ,
11.31% , 12/06/24 ................. USD 28 1,868,531
Societe Generale SA ( Constellation Brands,
Inc. ) , 17.67% , 12/19/24 .............. 2 350,966
3,187,484
Security
Par (000)
Par (000) Value
Biotechnology — 0.1%
Mizuho Markets Cayman LP ( AbbVie, Inc. ) ,
14.72% , 12/13/24
(b) (c)
............... USD 3 $ 651,639
Broadline Retail — 0.4%
(b)(c)
BNP Paribas SA ( MercadoLibre, Inc. ) ,
19.39% , 11/01/24 ................. —
(n)
767,772
Morgan Stanley & Co. LLC ( Alibaba Group
Holding Ltd. ) , 16.05% , 12/12/24 ........ 3 285,305
Royal Bank of Canada ( MercadoLibre, Inc. ) ,
15.95% , 11/01/24 ................. 1 1,078,921
Societe Generale SA ( eBay, Inc. ) ,
14.22% , 11/07/24 ................. 22 1,293,921
UBS AG ( eBay, Inc. ) , 15.17% , 12/17/24 ..... 11 648,060
4,073,979
Building Products — 0.4%
(b)(c)
Barclays Bank plc (Johnson Controls
International plc)
16.75% , 11/05/24 ................. 11 830,381
25.07% , 11/22/24 ................. 6 451,708
BNP Paribas SA ( Trane Technologies plc ) ,
16.91% , 11/01/24 ................. 2 823,548
Morgan Stanley & Co. LLC ( Allegion plc ) ,
20.55% , 12/05/24 ................. 2 298,802
Royal Bank of Canada ( Lennox International,
Inc. ) , 20.41% , 12/06/24 .............. 4 2,450,374
4,854,813
Capital Markets — 1.2%
(b)(c)
Barclays Bank plc ( Interactive Brokers Group,
Inc. ) , 13.55% , 12/05/24 .............. 4 655,898
Barclays Bank plc ( Morgan Stanley ) ,
16.86% , 12/02/24 ................. 16 1,905,306
Barclays Bank plc ( Raymond James Financial,
Inc. ) , 9.25% , 12/09/24 .............. 5 813,973
BMO Capital Markets Corp. ( EQT AB ) ,
19.46% , 01/09/25 ................. 8 287,347
Citigroup, Inc. ( CME Group, Inc. ) ,
7.96% , 12/06/24 .................. 4 967,883
Royal Bank of Canada ( Charles Schwab Corp.
(The) ) , 18.28% , 11/29/24 ............ 9 638,088
Royal Bank of Canada ( Goldman Sachs Group,
Inc. (The) ) , 13.73% , 11/29/24 .......... 2 961,859
Royal Bank of Canada ( S&P Global, Inc. ) ,
9.15% , 11/01/24 .................. 3 1,618,938
Societe Generale SA ( Nasdaq, Inc. ) ,
11.69% , 12/09/24 ................. 17 1,275,660
UBS AG ( KKR & Co., Inc. ) , 12.80% , 11/07/24 . 18 2,388,530
UBS AG ( LPL Financial Holdings, Inc. ) ,
14.50% , 12/16/24 ................. 6 1,588,708
13,102,190
Chemicals — 0.7%
(b)(c)
Barclays Bank plc ( Air Products & Chemicals,
Inc. ) , 26.05% , 11/15/24 .............. 2 452,625
BMO Capital Markets Corp. ( Albemarle Corp. ) ,
48.86% , 11/29/24 ................. 2 210,731
Goldman Sachs International ( DuPont de
Nemours, Inc. ) , 12.63% , 11/01/24 ....... 10 828,790
JPMorgan Structured Products BV (International
Flavors & Fragrances, Inc.)
14.40% , 11/06/24 ................. 6 610,230
24.13% , 11/22/24 ................. 4 409,421
Mizuho Markets Cayman LP ( Scotts Miracle-
Gro Co. (The) ) , 14.27% , 11/06/24 ....... 9 685,302
Royal Bank of Canada ( Axalta Coating Systems
Ltd. ) , 14.14% , 12/23/24 ............. 17 651,867

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Societe Generale SA ( Air Products &
Chemicals, Inc. ) , 16.97% , 11/07/24 ...... USD 3 $ 985,785
Societe Generale SA ( CF Industries Holdings,
Inc. ) , 21.40% , 12/17/24 .............. 8 647,282
Societe Generale SA ( Dow, Inc. ) ,
16.59% , 12/09/24 ................. 13 628,271
Societe Generale SA ( Linde plc ) ,
11.63% , 12/17/24 ................. 1 637,341
UBS AG ( Corteva, Inc. ) , 11.70% , 11/06/24 ... 17 993,621
7,741,266
Commercial Services & Supplies — 0.3%
(b)(c)
Citigroup, Inc. ( Waste Management, Inc. ) ,
8.23% , 12/12/24 .................. 7 1,596,689
Mizuho Markets Cayman LP ( Republic Services,
Inc. ) , 17.27% , 12/13/24 .............. 8 1,581,937
3,178,626
Communications Equipment — 0.2%
(b)(c)
HSBC Bank plc ( Cisco Systems, Inc. ) ,
17.10% , 11/12/24 ................. 11 564,118
JPMorgan Structured Products BV ( Cisco
Systems, Inc. ) , 9.07% , 11/14/24 ........ 32 1,611,710
2,175,828
Construction Materials — 0.1%
(b)(c)
Barclays Bank plc ( Martin Marietta Materials,
Inc. ) , 15.80% , 12/13/24 .............. 1 792,166
Barclays Bank plc ( Vulcan Materials Co. ) ,
14.62% , 12/13/24 ................. 2 638,121
1,430,287
Consumer Finance — 0.2%
(b)(c)
Barclays Bank plc ( Ally Financial, Inc. ) ,
24.94% , 12/05/24 ................. 18 644,775
Mizuho Markets Cayman LP ( American Express
Co. ) , 10.92% , 12/05/24 .............. 6 1,589,150
2,233,925
Consumer Staples Distribution & Retail — 0.7%
(b)(c)
HSBC Bank plc ( Dollar Tree, Inc. ) ,
30.07% , 11/12/24 ................. 5 345,983
JPMorgan Structured Products BV ( Target
Corp. ) , 15.17% , 11/20/24 ............ 10 1,562,432
Mizuho Markets Cayman LP ( Dollar General
Corp. ) , 31.62% , 11/15/24 ............ 4 330,105
Royal Bank of Canada ( Walmart, Inc. ) ,
12.35% , 11/19/24 ................. 47 3,879,057
UBS AG ( Sprouts Farmers Market, Inc. ) ,
14.00% , 12/16/24 ................. 13 1,617,966
7,735,543
Containers & Packaging — 0.1%
(b)(c)
Barclays Bank plc ( Sealed Air Corp. ) ,
22.93% , 11/22/24 ................. 17 597,757
Royal Bank of Canada ( Sealed Air Corp. ) ,
17.68% , 11/01/24 ................. 28 973,335
1,571,092
Diversified Telecommunication Services — 0.3%
(b)(c)
JPMorgan Structured Products BV ( Verizon
Communications, Inc. ) , 25.73% , 11/22/24 . 17 714,771
Royal Bank of Canada ( Singapore
Telecommunications Ltd. ) , 28.94% , 11/12/24 8 268,333
Societe Generale SA ( TELUS Corp. ) ,
12.84% , 12/06/24 ................. 87 1,962,634
2,945,738
Security
Par (000)
Par (000) Value
Electric Utilities — 0.2%
(b)(c)
BMO Capital Markets Corp. ( Exelon Corp. ) ,
18.49% , 11/29/24 ................. USD 16 $ 645,005
BNP Paribas SA ( Entergy Corp. ) ,
15.62% , 12/05/24 ................. 2 289,994
Mizuho Markets Cayman LP ( Hydro One Ltd. ) ,
16.91% , 12/17/24 ................. 4 640,629
Mizuho Markets Cayman LP ( PG&E Corp. ) ,
16.20% , 12/12/24 ................. 21 424,735
Royal Bank of Canada ( American Electric
Power Co., Inc. ) , 16.15% , 11/12/24 ...... 5 446,296
2,446,659
Electrical Equipment — 0.1%
BNP Paribas SA ( Emerson Electric Co. ) ,
12.31% , 11/07/24
(b) (c)
............... 12 1,286,619
Electronic Equipment, Instruments & Components — 0.5%
(b)(c)
Barclays Bank plc ( Amphenol Corp. ) ,
16.82% , 12/06/24 ................. 14 971,665
Morgan Stanley & Co. LLC ( Keysight
Technologies, Inc. ) , 29.49% , 11/29/24 .... 3 408,919
Royal Bank of Canada ( Corning, Inc. ) ,
18.64% , 12/12/24 ................. 26 1,252,457
Royal Bank of Canada ( Flex Ltd. ) ,
19.89% , 12/13/24 ................. 63 2,205,945
Royal Bank of Canada ( Zebra Technologies
Corp. ) , 20.70% , 12/12/24 ............ 3 1,304,174
6,143,160
Energy Equipment & Services — 0.1%
(b)(c)
Barclays Bank plc ( Baker Hughes Co. ) ,
23.85% , 12/06/24 ................. 17 660,832
Morgan Stanley & Co. LLC ( Schlumberger NV ) ,
15.27% , 12/05/24 ................. 15 620,779
1,281,611
Entertainment — 0.3%
(b)(c)
Citigroup, Inc. ( Walt Disney Co. (The) ) ,
23.79% , 11/29/24 ................. 3 244,635
Mizuho Markets Cayman LP ( Netflix, Inc. ) ,
11.57% , 12/05/24 ................. 3 2,432,937
Societe Generale SA ( Electronic Arts, Inc. ) ,
21.71% , 11/15/24 ................. 4 592,658
3,270,230
Financial Services — 1.6%
(b)(c)
Barclays Bank plc ( PayPal Holdings, Inc. ) ,
19.02% , 11/01/24 ................. 35 2,518,752
Citigroup, Inc. ( Block, Inc. ) , 30.81% , 11/07/24 . 27 1,813,244
HSBC Bank plc ( Rocket Cos., Inc. ) ,
28.40% , 11/22/24 ................. GBP 5 309,561
Mizuho Markets Cayman LP ( Global Payments,
Inc. ) , 17.27% , 12/13/24 .............. USD 8 808,123
Mizuho Markets Cayman LP ( Visa, Inc. ) ,
9.62% , 12/13/24 .................. 11 3,207,944
Morgan Stanley & Co. LLC ( Visa, Inc. ) ,
18.85% , 12/12/24 ................. 2 490,701
Societe Generale SA ( Fidelity National
Information Services, Inc. ) , 21.33% , 11/15/24 10 827,602
Societe Generale SA ( Voya Financial, Inc. ) ,
23.01% , 11/15/24 ................. 6 484,711
Toronto-Dominion Bank (The) ( PayPal Holdings,
Inc. ) , 18.31% , 12/12/24 .............. 20 1,604,342
UBS AG ( Fidelity National Information Services,
Inc. ) , 12.00% , 11/07/24 .............. 15 1,312,095
UBS AG ( Fiserv, Inc. ) , 9.20% , 12/05/24 ..... 12 2,436,163
UBS AG ( Mastercard, Inc. ) , 9.80% , 12/17/24 . 3 1,606,522
17,419,760

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products — 0.6%
(b)(c)
Goldman Sachs International ( Kraft Heinz Co.
(The) ) , 9.02% , 11/01/24 ............. USD 22 $ 758,757
Mizuho Markets Cayman LP ( Kraft Heinz Co.
(The) ) , 19.25% , 12/12/24 ............ 29 990,172
Morgan Stanley & Co. LLC ( General Mills, Inc. ) ,
15.85% , 11/06/24 ................. 15 1,014,978
Royal Bank of Canada ( Bunge Global SA ) ,
19.43% , 12/13/24 ................. 9 795,834
Royal Bank of Canada ( Mondelez International,
Inc. ) , 8.53% , 12/13/24 .............. 23 1,593,956
UBS AG ( Mondelez International, Inc. ) ,
11.90% , 11/01/24 .................. 21 1,486,610
6,640,307
Ground Transportation — 0.3%
(b)(c)
BNP Paribas SA ( Lyft, Inc. ) , 40.49% , 11/08/24 76 956,063
Citigroup, Inc. ( Uber Technologies, Inc. ) ,
22.37% , 11/07/24 ................. 18 1,268,016
Royal Bank of Canada ( CSX Corp. ) ,
13.43% , 12/04/24 ................. 29 976,196
3,200,275
Health Care Equipment & Supplies — 1.2%
(b)(c)
Barclays Bank plc ( Align Technology, Inc. ) ,
23.52% , 12/09/24 ................. 4 767,233
Barclays Bank plc ( Boston Scientific Corp. ) ,
14.81% , 12/06/24 ................. 15 1,276,207
BNP Paribas SA (Baxter International, Inc.)
13.86% , 11/01/24 ................. 32 1,139,838
20.59% , 01/09/25 ................. 23 815,604
Mizuho Markets Cayman LP ( Medtronic plc ) ,
14.82% , 12/05/24 ................. 8 741,851
Royal Bank of Canada ( GE HealthCare
Technologies, Inc. ) , 14.45% , 12/13/24 .... 19 1,612,418
Royal Bank of Canada ( Koninklijke Philips NV ) ,
26.55% , 11/06/24 ................. EUR 12 313,509
Royal Bank of Canada ( Stryker Corp. ) ,
8.96% , 12/13/24 .................. USD 4 1,597,084
Royal Bank of Canada (Zimmer Biomet
Holdings, Inc.)
12.98% , 11/07/24 ................. 7 793,083
11.17% , 12/13/24 ................. 12 1,283,773
Societe Generale SA ( Dexcom, Inc. ) ,
27.54% , 12/10/24 ................. 11 787,925
UBS AG ( Medtronic plc ) , 11.10% , 11/19/24 ... 23 2,096,506
13,225,031
Health Care Providers & Services — 1.4%
(b)(c)
Barclays Bank plc ( CVS Health Corp. ) ,
23.75% , 11/22/24 ................. 17 996,356
Barclays Bank plc ( Labcorp Holdings, Inc. ) ,
12.21% , 12/09/24 ................. 7 1,610,074
BNP Paribas SA ( Cigna Group (The) ) ,
20.71% , 12/17/24 ................. 5 1,586,815
BNP Paribas SA ( Humana, Inc. ) ,
37.87% , 12/13/24 ................. 6 1,576,483
Citigroup, Inc. ( Cardinal Health, Inc. ) ,
17.72% , 01/09/25 ................. 11 1,232,672
Citigroup, Inc. ( Centene Corp. ) ,
19.07% , 12/10/24 ................. 25 1,557,129
JPMorgan Structured Products BV ( Cigna
Group (The) ) , 15.37% , 12/05/24 ........ 2 508,859
JPMorgan Structured Products BV ( Humana,
Inc. ) , 29.02% , 12/05/24 .............. 1 359,647
JPMorgan Structured Products BV ( Labcorp
Holdings, Inc. ) , 17.96% , 12/05/24 ....... 4 921,413
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Morgan Stanley & Co. LLC ( Molina Healthcare,
Inc. ) , 19.44% , 12/09/24 .............. USD 5 $ 1,579,756
Royal Bank of Canada ( Cardinal Health, Inc. ) ,
11.17% , 11/05/24 .................. 12 1,252,616
Royal Bank of Canada ( CVS Health Corp. ) ,
27.08% , 11/06/24 ................. 22 1,231,363
Toronto-Dominion Bank (The) ( Tenet Healthcare
Corp. ) , 27.45% , 12/12/24 ............ 8 1,277,918
15,691,101
Hotels, Restaurants & Leisure — 1.5%
(b)(c)
Barclays Bank plc ( Boyd Gaming Corp. ) ,
20.91% , 11/06/24 ................. 11 662,356
Barclays Bank plc ( Domino's Pizza, Inc. ) ,
14.21% , 11/26/24 ................. 1 622,218
Barclays Bank plc ( Expedia Group, Inc. ) ,
17.22% , 11/01/24 ................. 10 1,502,159
BNP Paribas SA ( Starbucks Corp. ) ,
18.34% , 12/16/24 ................. 10 965,020
Citigroup, Inc. ( Royal Caribbean Cruises Ltd. ) ,
22.96% , 12/12/24 ................. 6 1,277,615
Mizuho Markets Cayman LP ( Chipotle Mexican
Grill, Inc. ) , 17.07% , 12/13/24 .......... 9 481,991
Mizuho Markets Cayman LP ( Shake Shack,
Inc. ) , 22.32% , 12/13/24 .............. 6 790,318
Royal Bank of Canada ( Brinker International,
Inc. ) , 27.25% , 12/13/24 .............. 8 800,539
Royal Bank of Canada ( Hilton Worldwide
Holdings, Inc. ) , 13.58% , 12/06/24 ....... 6 1,308,478
Royal Bank of Canada ( McDonald's Corp. ) ,
13.32% , 12/12/24 ................. 5 1,608,762
Royal Bank of Canada ( Wynn Resorts Ltd. ) ,
16.92% , 11/08/24 ................. 18 1,510,183
Societe Generale SA ( Booking Holdings, Inc. ) ,
12.35% , 12/16/24 ................. —
(n)
2,212,683
UBS AG ( Starbucks Corp. ) , 12.50% , 11/01/24 . 29 2,862,970
UBS AG ( Wingstop, Inc. ) , 18.50% , 11/01/24 .. 2 587,732
17,193,024
Household Durables — 0.2%
(b)(c)
BMO Capital Markets Corp. ( Newell Brands,
Inc. ) , 25.07% , 01/09/25 .............. 19 171,626
Citigroup, Inc. ( Sony Group Corp. ) ,
23.49% , 11/22/24 ................. 7 614,770
Morgan Stanley & Co. LLC ( Toll Brothers, Inc. ) ,
20.58% , 12/05/24 ................. 5 774,132
Societe Generale SA ( Whirlpool Corp. ) ,
30.50% , 12/09/24 ................. 7 751,793
2,312,321
Household Products — 0.0%
JPMorgan Structured Products BV ( Henkel AG
& Co. KGaA ) , 11.94% , 11/06/24
(b) (c)
...... EUR 2 190,363
Industrial Conglomerates — 0.0%
HSBC Bank plc ( Siemens AG ) ,
24.19% , 11/22/24
(b) (c)
............... 1 155,246
Insurance — 0.5%
(b)(c)
Citigroup, Inc. ( Aon plc ) , 8.14% , 12/10/24 ... USD 2 788,067
Morgan Stanley & Co. LLC ( Willis Towers
Watson plc ) , 16.98% , 12/12/24 ........ 2 592,556
Royal Bank of Canada ( American International
Group, Inc. ) , 20.29% , 11/15/24 ......... 9 693,795
Royal Bank of Canada ( Fidelity National
Financial, Inc. ) , 19.25% , 11/15/24 ....... 14 825,188
Royal Bank of Canada ( Progressive Corp.
(The) ) , 12.04% , 11/29/24 ............ 4 932,130

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
UBS AG ( Allstate Corp. (The) ) ,
14.50% , 12/17/24 ................. USD 7 $ 1,276,841
5,108,577
Interactive Media & Services — 1.1%
(b)(c)
Barclays Bank plc ( Alphabet, Inc. ) ,
15.80% , 12/13/24 ................. 46 7,886,832
UBS AG ( Meta Platforms, Inc. ) ,
18.00% , 12/17/24 ................. 9 4,871,650
12,758,482
IT Services — 0.6%
(b)(c)
Barclays Bank plc ( Akamai Technologies, Inc. ) ,
11.91% , 11/07/24 .................. 16 1,583,297
HSBC Bank plc ( Cognizant Technology
Solutions Corp. ) , 17.60% , 11/12/24 ...... 11 779,146
Royal Bank of Canada ( Twilio, Inc. ) ,
21.11% , 11/08/24 .................. 32 2,004,793
Societe Generale SA ( Cognizant Technology
Solutions Corp. ) , 13.85% , 11/01/24 ...... 25 1,848,914
6,216,150
Leisure Products — 0.0%
Barclays Bank plc ( Hasbro, Inc. ) ,
28.60% , 11/15/24
(b) (c)
............... 6 411,804
Life Sciences Tools & Services — 0.4%
(b)(c)
Barclays Bank plc ( Fortrea Holdings, Inc. ) ,
36.98% , 11/22/24 ................. 10 163,816
Citigroup, Inc. ( Danaher Corp. ) ,
12.58% , 12/05/24 ................. 5 1,221,836
Mizuho Markets Cayman LP ( ICON plc ) ,
30.27% , 12/05/24 ................. 1 207,585
Societe Generale SA ( Thermo Fisher Scientific,
Inc. ) , 12.01% , 12/06/24 .............. 4 2,347,782
3,941,019
Machinery — 0.7%
(b)(c)
Citigroup, Inc. ( CNH Industrial NV ) ,
22.85% , 11/29/24 ................. 19 214,709
Goldman Sachs International ( Stanley Black &
Decker, Inc. ) , 26.21% , 11/12/24 ........ 2 140,678
HSBC Bank plc ( Deere & Co. ) ,
12.76% , 11/21/24 ................. 4 1,753,400
Mizuho Markets Cayman LP ( Parker-Hannifin
Corp. ) , 12.61% , 12/17/24 ............ 1 806,537
Royal Bank of Canada ( Illinois Tool Works, Inc. ) ,
9.43% , 12/13/24 .................. 3 800,914
Royal Bank of Canada ( ITT, Inc. ) ,
14.78% , 11/01/24 ................. 7 967,886
Royal Bank of Canada ( Parker-Hannifin Corp. ) ,
13.38% , 11/01/24 ................. 2 1,265,893
Societe Generale SA ( Cummins, Inc. ) ,
13.73% , 11/01/24 ................. 2 661,238
Societe Generale SA ( Westinghouse Air Brake
Technologies Corp. ) , 12.90% , 12/06/24 ... 7 1,310,161
7,921,416
Media — 0.2%
(b)(c)
BNP Paribas SA ( WPP plc ) , 18.55% , 12/17/24 GBP 52 555,462
Citigroup, Inc. ( Comcast Corp. ) ,
18.74% , 01/09/25 ................. USD 26 1,124,069
Citigroup, Inc. ( Fox Corp. ) , 21.35% , 11/15/24 . 6 229,276
UBS AG ( Comcast Corp. ) , 13.00% , 12/17/24 . 19 809,423
2,718,230
Security
Par (000)
Par (000) Value
Metals & Mining — 0.1%
(b)(c)
Citigroup, Inc. ( Freeport-McMoRan, Inc. ) ,
22.29% , 12/05/24 ................. USD 27 $ 1,226,890
Goldman Sachs International ( Teck Resources
Ltd. ) , 34.65% , 12/05/24 ............. 8 365,817
1,592,707
Multi-Utilities — 0.0%
Royal Bank of Canada ( Sempra ) ,
19.53% , 11/15/24
(b) (c)
............... 6 489,541
Oil, Gas & Consumable Fuels — 0.6%
(b)(c)
BNP Paribas SA ( BP plc ) , 24.16% , 12/17/24 .. GBP 201 986,210
BNP Paribas SA ( Kosmos Energy Ltd. ) ,
44.99% , 11/15/24 ................. USD 76 284,865
BNP Paribas SA ( Shell plc ) , 24.13% , 11/22/24 GBP 32 1,054,185
BNP Paribas SA ( Williams Cos., Inc. (The) ) ,
10.91% , 11/01/24 ................. USD 17 825,765
Citigroup, Inc. ( Marathon Petroleum Corp. ) ,
19.45% , 11/05/24 ................. 6 868,497
HSBC Bank plc ( ConocoPhillips ) ,
8.89% , 11/01/24 .................. 17 1,769,169
JPMorgan Structured Products BV ( Occidental
Petroleum Corp. ) , 14.16% , 11/07/24 ..... 18 913,311
Royal Bank of Canada ( Suncor Energy, Inc. ) ,
19.47% , 12/19/24 ................. 6 212,331
6,914,333
Pharmaceuticals — 0.3%
(b)(c)
Barclays Bank plc ( Eli Lilly & Co. ) ,
17.44% , 12/19/24 ................. —
(n)
253,828
Citigroup, Inc. ( GSK plc ) , 26.30% , 11/29/24 .. 3 99,902
Citigroup, Inc. ( Zoetis, Inc. ) , 13.07% , 11/01/24 6 1,052,078
JPMorgan Structured Products BV ( Bayer AG ) ,
25.62% , 11/06/24 ................. EUR 14 389,880
Mizuho Markets Cayman LP ( Merck KGaA ) ,
12.82% , 12/17/24 ................. USD 6 641,250
Societe Generale SA ( Bristol-Myers Squibb
Co. ) , 10.90% , 12/17/24 .............. 12 650,515
Societe Generale SA ( Jazz Pharmaceuticals
plc ) , 24.16% , 11/08/24 .............. 3 318,720
3,406,173
Professional Services — 0.4%
(b)(c)
Barclays Bank plc ( Equifax, Inc. ) ,
16.36% , 12/04/24 ................. 2 609,635
Barclays Bank plc ( Leidos Holdings, Inc. ) ,
21.03% , 11/15/24 ................. 4 655,540
Barclays Bank plc ( TransUnion ) ,
20.94% , 12/06/24 ................. 9 929,554
Morgan Stanley & Co. LLC (Dun & Bradstreet
Holdings, Inc.)
34.20% , 12/12/24 ................. 27 309,264
36.35% , 12/19/24 ................. 27 308,588
Societe Generale SA ( SS&C Technologies
Holdings, Inc. ) , 21.98% , 11/15/24 ....... 15 1,086,369
UBS AG ( Dayforce, Inc. ) , 18.30% , 11/01/24 .. 14 870,424
4,769,374
Real Estate Management & Development — 0.1%
Barclays Bank plc ( CBRE Group, Inc. ) ,
16.11% , 12/09/24
(b) (c)
............... 10 1,266,938
Semiconductors & Semiconductor Equipment — 1.2%
(b)(c)
BMO Capital Markets Corp. ( NVIDIA Corp. ) ,
29.04% , 11/22/24 ................. 74 9,752,221
Morgan Stanley & Co. LLC ( Analog Devices,
Inc. ) , 14.17% , 11/21/24 .............. 7 1,579,240
Royal Bank of Canada ( Cirrus Logic, Inc. ) ,
17.36% , 11/01/24 ................. 8 865,558

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Royal Bank of Canada ( Texas Instruments,
Inc. ) , 22.22% , 12/06/24 .............. USD 8 $ 1,647,136
13,844,155
Software — 1.9%
(b)(c)
Barclays Bank plc ( Microsoft Corp. ) ,
18.59% , 12/19/24 ................. 2 702,400
Citigroup, Inc. ( Cadence Design Systems, Inc. ) ,
22.18% , 12/12/24 ................. 5 1,277,751
Morgan Stanley & Co. LLC ( Palo Alto Networks,
Inc. ) , 17.60% , 11/15/24 .............. 5 1,828,662
Royal Bank of Canada ( Fortinet, Inc. ) ,
14.66% , 11/01/24 ................. 13 990,290
Societe Generale SA ( Microsoft Corp. ) ,
13.63% , 12/16/24 ................. 32 12,857,591
Societe Generale SA ( ServiceNow, Inc. ) ,
15.95% , 12/09/24 ................. 3 3,194,082
20,850,776
Specialized REITs — 0.1%
Mizuho Markets Cayman LP ( Crown Castle,
Inc. ) , 13.67% , 12/05/24
(b) (c)
........... 7 726,352
Specialty Retail — 0.4%
(b)(c)
Barclays Bank plc ( Abercrombie & Fitch Co. ) ,
26.66% , 11/21/24 ................. 6 773,456
Barclays Bank plc ( O'Reilly Automotive, Inc. ) ,
13.33% , 12/09/24 ................. 1 774,714
BNP Paribas SA ( Lowe's Cos., Inc. ) ,
15.71% , 11/19/24 ................. 6 1,571,232
JPMorgan Structured Products BV ( TJX Cos,
Inc. (The) ) , 11.47% , 11/20/24 .......... 14 1,552,364
4,671,766
Technology Hardware, Storage & Peripherals — 1.4%
(b)(c)
Citigroup, Inc. ( Apple, Inc. ) , 10.66% , 11/01/24 . 61 13,989,845
Citigroup, Inc. ( Dell Technologies, Inc. ) ,
27.04% , 11/27/24 ................. 7 845,078
Citigroup, Inc. ( HP, Inc. ) , 24.71% , 11/29/24 ... 16 570,113
Royal Bank of Canada ( Western Digital Corp. ) ,
23.85% , 12/10/24 ................. 12 768,367
16,173,403
Textiles, Apparel & Luxury Goods — 0.2%
(b)(c)
HSBC Bank plc ( Tapestry, Inc. ) ,
23.67% , 11/08/24 ................. 32 1,486,049
Mizuho Markets Cayman LP ( NIKE, Inc. ) ,
17.37% , 12/05/24 ................. 4 303,728
Societe Generale SA ( Deckers Outdoor Corp. ) ,
20.34% , 12/10/24 ................. 5 783,156
2,572,933
Tobacco — 0.4%
(b)(c)
Citigroup, Inc. ( Philip Morris International, Inc. ) ,
9.55% , 12/05/24 .................. 20 2,650,837
JPMorgan Structured Products BV ( British
American Tobacco plc ) , 21.20% , 11/06/24 . GBP 21 714,556
Mizuho Markets Cayman LP ( Altria Group, Inc. ) ,
9.77% , 12/17/24 .................. USD 24 1,288,814
4,654,207
Transportation Infrastructure — 0.1%
Mizuho Markets Cayman LP ( Aeroports de
Paris SA ) , 7.77% , 12/13/24
(b) (c)
......... 3 801,360
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.1%
(b)(c)
BNP Paribas SA ( Vodacom Group Ltd. ) ,
30.59% , 12/17/24 ................. GBP 325 $ 302,926
Societe Generale SA ( T-Mobile US, Inc. ) ,
12.73% , 12/09/24 ................. USD 6 1,251,604
1,554,530
Total Equity-Linked Notes — 25 .5%
(Cost: $ 288,610,249 ) .............................. 286,381,512
Fixed Rate Loan Interests
Health Care Technology — 0.0%
Cotiviti Corp., 1st Lien Term Loan , 05/01/31
(o)
. 185 185,910
Media — 0.0%
AVSC Holding Corp., 1st Lien Term Loan B3 ,
5.00%
,
10/15/26 .................. 116 116,337
Clear Channel International BV, 1st Lien Term
Loan , 7.50%
,
08/12/27
(g)
............. 90 88,200
204,537
Total Fixed Rate Loan Interests — 0.0%
(Cost: $ 390,276 ) ................................. 390,447
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Amazon Holdco, Inc., 1st Lien Term Loan B ,
09/29/31
(o)
...................... 335 334,749
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.57%
,
05/25/28 ............ 636 457,717
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.57%
,
05/25/28 ............ 120 86,574
Bleriot US Bidco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.85%
,
10/31/30 ............ 186 186,379
Cobham Ultra US Co-Borrower LLC, Facility 1st
Lien Term Loan B , (6-mo. CME Term SOFR
at 0.50% Floor + 3.75%), 9.24%
,
08/03/29 . 169 164,503
Dynasty Acquisition Co, Inc., 1st Lien Term
Loan B1 , 10/27/31
(o)
................ 311 310,905
Dynasty Acquisition Co, Inc., 1st Lien Term
Loan B2 , 10/27/31
(o)
................ 119 118,808
Ovation Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.10%
,
04/19/31 .................. 171 171,588
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.54%
,
02/01/28 .................. 431 416,375
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.97%
,
02/01/29 ................. 145 131,735
Propulsion BC Newco LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR + 3.25%),
7.87%
,
09/14/29 .................. 38 37,910
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.35%
,
11/06/28 ....... 80 80,271
TransDigm, Inc., 1st Lien Term Loan J , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.37%
,
02/28/31 .................. 652 652,383
TransDigm, Inc., 1st Lien Term Loan K ,
03/22/30
(o)
...................... 346 346,906

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc., 1st Lien Term Loan L , (12-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.32%
,
01/19/32 .................. USD 161 $ 161,050
3,657,853
Automobile Components — 0.1%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
02/06/29
(o)
...................... 409 396,532
Clarios Global LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.19%
,
05/06/30 .................. 607 607,639
Gates Global LLC, 1st Lien Term Loan B5 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.10%
,
06/04/31 ............ 186 185,897
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.70% - 10.23%
,
11/17/28 ............ 232 221,077
1,411,145
Automobiles — 0.0%
Dealer Tire Financial LLC, 1st Lien Term Loan
B4 , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.19%
,
07/02/31
(a)
.......... 238 237,922
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan ,
01/24/29
(o)
...................... 507 378,849
Naked Juice LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.70%
,
01/24/30 ................. 336 185,861
564,710
Biotechnology — 0.0%
Parexel International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.69%
,
11/15/28
(a)
........... 498 497,255
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 8.05%
,
11/23/28 . 109 108,509
StubHub HoldCo Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.44%
,
03/15/30 ............ 717 714,953
Woof Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.62%
,
12/21/27 .................. 78 51,643
875,105
Building Products — 0.1%
(a)
AZEK Group LLC (The), 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.72%
,
09/26/31 ............ 152 152,286
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.19%
,
05/14/29 .................. 66 66,452
Chariot Buyer LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.04% , 11/03/28 ........... 450 449,288
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.19% , 11/03/28 ........... 114 114,330
Cornerstone Building Brands Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.15%
,
04/12/28 ....... 42 41,589
Security
Par (000)
Par (000) Value
Building Products (continued)
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.54%
,
11/23/27 ............. USD 168 $ 163,840
CP Iris Holdco I, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.19%
,
10/02/28 ............ 97 96,587
Wilsonart LLC, 1st Lien Term Loan , (12-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.85%
,
08/05/31 .................. 488 482,207
1,566,579
Capital Markets — 0.3%
(a)
Aretec Group, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.69%
,
08/09/30 ............ 129 128,200
Ascensus Group Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.30%
,
08/02/28 ....... 447 446,382
Axalta Coating Systems US Holdings, Inc., 1st
Lien Term Loan B6 , (3-mo. CME Term SOFR
at 0.50% Floor + 2.00%), 6.60%
,
12/20/29 . 314 314,644
Azalea Topco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.35%
,
04/30/31 .................. 111 110,871
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
09/20/31
(o)
...................... 206 205,845
Castlelake Aviation One LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 7.70%
,
10/22/27 ....... 179 179,606
Castlelake Aviation One LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 7.45%
,
10/22/26 ....... 215 215,504
Edelman Financial Engines Center LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 3.25%), 7.94%
,
04/07/28 .. 220 220,403
Focus Financial Partners LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.94%
,
09/11/31 ....... 236 236,573
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.94%
,
05/31/31 ....... 68 68,005
ION Trading Finance Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.02%
,
04/03/28 ............ 82 81,671
Jane Street Group LLC, 1st Lien Term Loan B ,
01/26/28
(o)
...................... 80 79,754
Jefferies Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.76%
,
10/21/31
(g)
........... 133 131,670
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.60% -
9.11%
,
08/11/28 .................. 24 23,820
NGP XI Midstream Holdings LLC, 1st Lien Term
Loan , (12-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.60%
,
07/25/31 ....... 28 27,983
Osaic Holdings, Inc., 1st Lien Term Loan B3 ,
08/17/28
(o)
...................... 376 375,693
OVG Business Services LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.69%
,
06/25/31 ....... 118 117,558
2,964,182

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals — 0.4%
(a)
ARC Falcon I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.29%
,
10/02/28 .................. USD 107 $ 107,043
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 8.79%
,
11/24/27 ....... 67 66,923
Ascend Performance Materials Operations LLC,
1st Lien Term Loan , (6-mo. CME Term SOFR
at 0.75% Floor + 4.75%), 9.10%
,
08/27/26 . 49 45,631
Chemours Co. (The), 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.19%
,
08/18/28 ............ 121 120,931
CPC Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.62%
,
12/29/27 ............ 41 36,045
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.35%
,
11/01/30 .................. 416 415,976
Discovery Purchaser Corp., 1st Lien Term Loan ,
10/04/29
(o)
...................... 25 24,891
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.84%
,
06/12/31 .. 261 259,884
Element Solutions, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.55%
,
12/09/30 ............ 343 342,819
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.69%
,
02/15/30 .................. 161 161,442
Ineos US Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.50%
,
02/18/30 ............ 53 52,636
Ineos US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.94%
,
10/07/31 ............ 99 98,505
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.63%
,
07/03/28 ............ 222 215,715
LSF11 A5 Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.46%
,
10/16/28 ............ 300 300,637
Momentive Performance Materials, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 4.00%), 8.69%
,
03/29/28 .. 391 391,322
Nouryon Finance BV, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.63%
,
04/03/28 ............ 263 263,840
Olympus Water US Holding Corp., 1st Lien
Term Loan B5 , (3-mo. CME Term SOFR at
0.50% Floor + 3.50%), 8.10%
,
06/20/31 .. 265 264,944
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B , (1-mo. CME Term SOFR
at 3.00% Floor + 8.00%), 12.74%
,
06/23/25 20 20,384
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 3.50%), 8.19%
,
12/31/26 . 177 160,776
Paint Intermediate III LLC, 1st Lien Term Loan
B , (12-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.82%
,
09/11/31
(g)
.......... 94 93,882
Potters Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.44%
,
12/14/27 .................. 67 66,957
Security
Par (000)
Par (000) Value
Chemicals (continued)
PQ Performance Chemicals, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 8.10%
,
08/02/30 ....... USD 297 $ 297,102
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.09%
,
03/16/27 ........... 59 59,267
WR Grace Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.85%
,
09/22/28 ............ 449 449,424
4,316,976
Commercial Services & Supplies — 0.4%
(a)
Action Environmental Group, Inc., (The), 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.50% Floor + 4.00%), 8.60%
,
10/24/30
(g)
. 70 70,017
Allied Universal Holdco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.54%
,
05/12/28 ....... 799 797,534
Aramark Services, Inc., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.69%
,
04/06/28 ............ 81 80,745
Aramark Services, Inc., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.69%
,
06/24/30 ............ 472 471,687
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.54%
,
09/06/27 ............ 198 197,841
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.44%
,
10/10/28 .................. 228 228,608
Covanta Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.19% - 7.59%
,
11/30/28 ....... 302 302,053
Covanta Holding Corp., 1st Lien Term Loan C ,
(6-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.59%
,
11/30/28 ............. 18 18,291
Froneri US, Inc., 1st Lien Term Loan B ,
09/17/31
(o)
...................... 634 630,504
Garda World Security Corp., 1st Lien Term
Loan , (12-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.29%
,
02/01/29 ....... 129 129,044
GFL Environmental, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.61%
,
07/03/31 ............ 123 122,760
JFL-Tiger Acquisition Co., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 8.76%
,
10/17/30 ............ 108 108,749
LABL, Inc., 1st Lien Term Loan B , 10/30/28
(o)
. 228 222,580
Madison Safety & Flow LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.97%
,
09/26/31 ............ 67 67,251
Minimax Viking GmbH, Facility 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.75%
Floor + 2.75%), 7.56%
,
07/31/28 ....... 21 20,816
Prime Security Services Borrower LLC, 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 2.25%), 7.11%
,
10/11/30 ... 86 85,557
Ryan LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.19%
,
11/14/30 .................. 15 14,883
Tempo Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.94%
,
08/31/28 ............ 613 613,522

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
TruGreen LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.80%
,
11/02/27 .................. USD 195 $ 188,639
Vestis Corp., 1st Lien Term Loan B1 , 02/24/31
(o)
204 202,787
Viad Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
8.94%
,
07/31/28 .................. 229 229,114
4,802,982
Communications Equipment — 0.0%
(a)
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%), 6.76%
- 9.00%
,
10/24/30 ................. 288 288,571
Viasat, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.19% , 03/02/29 .......... 112 101,775
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.44% , 05/30/30 .......... 59 53,298
443,644
Construction & Engineering — 0.1%
(a)
AECOM, 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.60%
,
04/18/31 .................. 207 208,582
Arcosa, Inc., 1st Lien Term Loan , (12-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
7.09%
,
08/15/31 .................. 136 136,329
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.75%
,
08/01/30 ....... 686 676,731
Construction Partners, Inc., 1st Lien Term Loan
B , 10/29/31
(g) (o)
................... 56 56,000
Pike Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.80%
,
01/21/28 .................. 299 299,604
Refficiency Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.29%
,
12/16/27 ............ 50 49,642
1,426,888
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.44%
,
01/31/31 .................. 353 353,599
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.69%
,
03/08/29 ................. 142 137,771
Oldcastle BuildingEnvelope, Inc., 1st Lien Term
Loan B , (6-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.50%
,
04/30/29 ....... 193 191,277
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.19%
,
04/14/31 ............ 118 118,302
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.94%
,
03/19/29 ............ 54 54,264
Smyrna Ready Mix Concrete LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 8.22%
,
04/02/29 .. 73 72,706
Standard Building Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 6.76%
,
09/22/28 ....... 126 126,651
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Summit Materials LLC, 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.55%
,
01/12/29 ............ USD 101 $ 101,595
White Cap Supply Holdings LLC, Facility 1st
Lien Term Loan C , (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.94%
,
10/19/29 . 590 588,788
1,744,953
Consumer Staples Distribution & Retail — 0.0%
US Foods, Inc., 1st Lien Term Loan B
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.44% , 11/22/28 ........... 269 270,020
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.44% , 09/26/31 .......... 122 122,305
392,325
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan B
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.94% , 12/01/27 .......... 671 670,440
11/29/30
(o)
...................... 76 75,602
Mauser Packaging Solutions Holding Co.,
Facility 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.50%),
8.35%
,
04/15/27 .................. 205 205,378
Pregis Topco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.69%
,
07/31/26 .................. 53 53,418
Trident TPI Holdings, Inc., 1st Lien Term Loan
B6 , (3-mo. CME Term SOFR at 0.50% Floor
+ 4.00%), 8.60%
,
09/15/28 ........... 175 175,606
1,180,444
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B ,
10/28/27
(a) (o)
..................... 236 216,660
Diversified Consumer Services — 0.1%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 7.05%
,
11/23/28 ... 325 324,734
Kuehg Corp., 1st Lien Term Loan , (12-mo. CME
Term SOFR + 3.50%), 7.28%
,
06/12/30 ... 131 131,566
Spring Education Group, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.60%
,
09/30/30 ....... 272 273,210
URSA Minor US Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.60%
,
03/26/31 ............ 126 126,189
Veritas US, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 1.00% Floor + 5.00%),
9.80%
,
09/02/25 .................. 108 102,242
Wand Newco 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.85% - 7.94%
,
01/30/31 ............ 428 427,803
WCG Intermediate Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
3.50%), 8.19%
,
01/08/27 ............ 132 132,451
1,518,195

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.43%
,
01/30/26 .................. USD 96 $ 92,462
Connect Finco SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.19%
,
09/13/29 ............ 123 111,843
Iridium Satellite LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.94%
,
09/20/30 ............ 118 116,909
Level 3 Financing, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 11.28%
,
04/16/29 ............ 69 70,379
Level 3 Financing, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 11.28%
,
04/15/30 ............ 69 70,776
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.69%
,
06/01/28 ............ 27 26,393
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor
+ 2.35%), 7.18%
,
04/16/29 ........... 79 72,096
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor
+ 2.35%), 7.18%
,
04/15/30 ........... 81 72,779
Orbcomm, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.05%
,
09/01/28 .................. 106 95,772
Radiate HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.05%
,
09/25/26 ............ 385 336,809
UPC Financing Partnership, Facility 1st Lien
Term Loan AX , (1-mo. CME Term SOFR at
0.00% Floor + 2.93%), 7.84%
,
01/31/29 .. 33 32,810
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.15%
,
01/31/29 ....... 83 80,821
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.80%
,
03/09/27 ............ 843 790,668
1,970,517
Electric Utilities — 0.0%
(a)
Hamilton Projects Acquiror LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.60%
,
05/30/31 ....... 41 41,032
NRG Energy, Inc., 1st Lien Term Loan ,
04/16/31
(o)
...................... 240 239,627
Vistra Operations Company LLC, 1st Lien Term
Loan , 12/20/30
(o)
.................. 165 164,890
445,549
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.75% Floor +
4.50%), 9.57% - 9.74%
,
06/23/28
(a)
...... 359 359,626
Electronic Equipment, Instruments & Components — 0.0%
(a)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.47%
,
06/20/31
(g)
................. 70 69,738
Coherent Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.19%
,
07/02/29 .................. 316 315,703
385,441
Security
Par (000)
Par (000) Value
Entertainment — 0.4%
(a)
Aristocrat Technologies, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.95%
,
05/24/29 ....... USD 17 $ 17,046
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.83%
,
07/22/30
(g)
........... 376 371,308
Creative Artists Agency LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.44%
,
10/01/31 ....... 609 608,463
Crown Finance US, Inc., 1st Lien Term Loan
B , (12-mo. CME Term SOFR + 5.25%),
9.03%
,
10/30/31
(g)
................. 80 79,500
Delta 2 (Lux) SARL, 1st Lien Term Loan ,
08/01/31
(o)
...................... 149 148,464
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.60%
,
09/10/31 ............ 296 295,567
Live Nation Entertainment, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.61%
,
10/19/26 ....... 511 509,999
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.50%), 8.10%
,
11/13/29 ........... 321 306,188
NEP Group, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.12%
,
08/19/26 .................. 358 345,590
Playtika Holding Corp., Facility 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.55%
,
03/13/28 ....... 339 338,492
UFC Holdings LLC, 1st Lien Term Loan B3 ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.64%
,
04/29/26 ............ 266 265,796
William Morris Endeavor Entertainment LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.71%
,
05/19/25
(g)
. 539 538,500
WMG Acquisition Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.34%
,
01/24/31 ............ 562 561,422
4,386,335
Financial Services — 0.4%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan , (12-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.45%
,
12/21/28 .. 373 373,597
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.69%
,
01/03/29 .................. 175 174,823
Belron Finance US LLC, 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.54%
,
10/02/31 ............ 316 317,052
Boost Newco Borrower LLC, 1st Lien Term Loan
B1 , (12-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 7.10%
,
01/31/31 ........... 723 724,359
Cogeco Financing 2 LP, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.50%), 7.30%
,
09/01/28 ............ 163 161,266
CPI HoldCo B LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.69%
,
05/19/31 .................. 287 283,720
CPI Holdco B LLC, 1st Lien Term Loan B ,
05/19/31
(o)
...................... 142 141,024
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 8.35%
,
04/09/27 ....... 710 700,167

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Deerfield Holdings Corp., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.62%
,
04/07/28 ............ USD 270 $ 263,925
Finco I LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.94%
,
06/27/29 .................. 25 25,008
Guardian US Holdco LLC, 1st Lien Term Loan ,
01/31/30
(o)
...................... 20 19,941
Hyperion Refinance SARL, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.19%
,
02/14/31 ............ 275 275,178
Lions Gate Capital Holdings LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.04%
,
03/24/25 ....... 83 82,749
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan , 07/18/31
(o)
.............. 284 282,935
Sotera Health Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.84%
,
05/30/31 ....... 379 379,239
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.12%
,
12/18/28 .................. 135 91,982
4,296,965
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan , 10/01/25
(o)
.............. 172 168,451
Chobani LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.05% , 10/25/27 .......... 681 682,788
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.44% , 10/25/27 .......... 72 72,739
H-Food Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.69%), 9.01%
,
05/23/25 ............ 69 48,596
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.97%
,
11/13/29 ....... 138 138,165
Triton Water Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.12%
,
03/31/28 ............ 163 162,757
Utz Quality Foods LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.35%
,
01/20/28 ............ 408 407,658
1,681,154
Gas Utilities — 0.0%
NGL Energy Operating LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.44%
,
02/03/31
(a)
...... 109 108,153
Ground Transportation — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.75% Floor + 4.75%), 9.97%
,
03/31/28 .. 69 69,373
Avis Budget Car Rental LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.55%
,
08/06/27 ....... 191 189,593
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.60%
,
04/10/31 ............ 443 441,809
Hertz Corp., 1st Lien Term Loan B , 06/30/28
(o)
133 118,393
Hertz Corp., 1st Lien Term Loan C , 06/30/28
(o)
25 22,005
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Sirva Worldwide, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
8.00%), 13.13%
,
08/20/29
(g)
........... USD 39 $ 17,326
858,499
Health Care Equipment & Supplies — 0.1%
(a)
Bausch & Lomb, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.09%
,
05/10/27 ............ 485 484,839
Bausch + Lomb Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.69%
,
09/29/28 ............ 102 102,097
586,936
Health Care Providers & Services — 0.3%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.30%
,
09/29/28 ....... 209 209,288
Concentra Health Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.94%
,
07/26/31
(g)
...... 65 65,081
Electron Bidco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.80%
,
11/01/28 .................. 354 354,378
Ensemble RCM LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.69%
,
08/01/29 ............ 45 44,814
EyeCare Partners LLC, 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.37%
,
08/31/28 ............ 51 51,718
EyeCare Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.00%), 5.72%
,
11/30/28 ............. 196 142,768
EyeCare Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 11.47%
,
11/30/28
(d) (e) (g)
......... 5 835
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.19%
,
11/01/28 ....... 168 125,161
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 11.69%
,
11/01/29 ....... 87 56,550
Medline Borrower LP, 1st Lien Term Loan
(12-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.94% , 10/23/28 .......... 291 290,933
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.44% , 10/23/28 .......... 1,033 1,034,114
Oculus Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.09%
,
11/08/27 ............. 336 336,171
Option Care Health, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.94%
,
10/27/28 ............ 232 232,422
Raven Acquisition Holdings LLC, 1st Lien Term
Loan B , 10/24/31
(o)
................. 97 96,315
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.49%
,
12/19/30 ....... 260 260,810
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.69%
,
08/01/31 .................. 83 83,000
3,384,358

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Technology — 0.2%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.94%
,
02/15/29 ............ USD 616 $ 614,040
Cotiviti Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.09%
,
05/01/31 .................. 557 557,200
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.70%
,
10/01/27 ............ 352 337,492
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 3.00%), 7.60%
,
12/29/27
(g)
...... 103 103,351
PointClickCare Technologies, Inc., 1st Lien Term
Loan B , 10/10/31
(o)
................. 54 54,052
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
8.85%
,
06/02/28 .................. 808 802,224
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.44%
,
10/22/29 ............ 113 113,293
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.44%
,
09/28/29 .. 110 108,490
2,690,142
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.94%
,
05/20/30
(a)
........... 97 96,960
Hotels, Restaurants & Leisure — 0.7%
(a)
1011778 BC Unlimited Liability Co., 1st Lien
Term Loan B5 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.44%
,
09/20/30 .. 344 341,335
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan B , 02/02/26
(o)
................. 342 285,351
Alterra Mountain Co., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.19%
,
05/31/30 ............ 157 157,463
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.14%
,
10/02/28 ............ 253 243,868
Caesars Entertainment, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 7.44%
,
02/06/30 ....... 108 107,618
Caesars Entertainment, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 7.44%
,
02/06/31 ....... 770 769,768
Carnival Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
7.44%
,
08/09/27 .................. 129 128,980
Cedar Fair LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.85%
,
05/01/31 .................. 84 83,598
Churchill Downs, Inc., Facility 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.79%
,
03/17/28
(g)
...... 269 268,767
Fertitta Entertainment LLC, 1st Lien Term Loan
B , 01/29/29
(o)
.................... 778 778,530
Flutter Entertainment plc, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.60%
,
11/25/30 ............. 577 576,583
Four Seasons Hotels Ltd., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 1.50% Floor +
1.75%), 6.44%
,
11/30/29 ............. 558 557,548
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR + 4.75%),
9.27%
,
11/01/29 .................. USD 210 $ 209,408
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.49%
,
11/08/30 ... 417 416,838
IRB Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.54%
,
12/15/27 ............ 304 304,195
Light & Wonder International, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.03%
,
04/16/29 ....... 245 244,963
Packers Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.04%
,
03/02/28 ............ 126 62,140
Penn National Gaming, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.54%
,
05/03/29 ............ 363 363,311
Playa Resorts Holding BV, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.44%
,
01/05/29 ............ 75 74,525
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.59%
,
04/04/29 ....... 95 94,571
Seaworld Parks & Entertainment, Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.50% Floor + 2.50%), 7.19%
,
08/25/28 .. 73 72,927
Station Casinos LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.94%
,
03/14/31 ....... 478 476,568
Whatabrands LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.44%
,
08/03/28 ............ 542 542,124
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.44%
,
05/24/30 ....... 242 241,374
7,402,353
Household Durables — 0.1%
(a)
ACProducts, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.12%
,
05/17/28 .................. 162 134,463
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.57%
,
02/25/29 ............ 485 482,670
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.80%
,
10/06/28 ............ 422 346,134
Tempur Sealy International, Inc., 1st Lien Term
Loan B , 10/03/31
(o)
................. 100 99,917
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 8.05%
,
10/29/27 ....... 585 552,191
1,615,375
Independent Power and Renewable Electricity Producers
— 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.69%
,
07/19/30 .. 289 287,667
Calpine Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.69%
,
01/31/31 .................. 103 103,147

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
Exgen Renewables IV LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
2.25%), 7.31%
,
12/15/27 ............ USD 247 $ 247,747
638,561
Industrial Conglomerates — 0.1%
(a)
Cube Industrial Buyer, Inc., 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.13%
,
10/09/31 ............ 49 49,021
EMRLD Borrower LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.56%
,
08/04/31 ............ 243 242,652
EMRLD Borrower LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.56%
,
05/31/30 ............ 423 421,776
713,449
Insurance — 0.5%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (12-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.76%
,
09/19/31 ....... 1,093 1,087,691
AmWINS Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 7.05%
,
02/21/28 ............ 540 539,682
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 9.00%
,
02/28/28 ....... 443 443,642
AssuredPartners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.19%
,
02/14/31 ............ 859 860,484
Baldwin Insurance Group Holdings LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.94%
,
05/26/31 .. 133 132,174
Hub International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.37%
,
06/20/30 ............ 709 710,143
Jones Deslauriers Insurance Management, Inc.,
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.82%
,
03/15/30 . 165 165,295
Ryan Specialty Group LLC, 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.25%), 6.94%
,
09/15/31 ........... 373 372,747
Truist Insurance Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.85%
,
05/06/31 ....... 563 563,355
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
7.35%
,
09/27/30 .................. 132 131,592
USI, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
7.35%
,
11/21/29 .................. 536 535,451
5,542,256
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.44%
,
01/31/31
(a)
...... 511 511,409
Security
Par (000)
Par (000) Value
IT Services — 0.4%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
9.04%
,
08/21/28 .................. USD 218 $ 216,359
Asurion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.05%
,
12/23/26 .................. 244 244,402
Asurion LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.05%
,
07/30/27 .................. 110 108,738
Asurion LLC, 2nd Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.05%
,
01/31/28 ................. 120 115,285
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.05%
,
01/19/29 ................. 107 101,842
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.85%
,
07/06/29 .................. 609 604,030
Epicor Software Corp., 1st Lien Term Loan E ,
(12-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.10%
,
05/30/31 ............ 194 194,021
Fortress Intermediate 3, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.44%
,
06/27/31 ....... 82 81,829
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B6 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.69%
,
11/12/29 ....... 116 116,311
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.44%
,
05/30/31 ....... 573 570,607
Magenta Security Holdings LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 0.75% Floor +
1.50%), 6.88% , 07/27/28 .......... 217 99,908
(12-mo. CME Term SOFR at 1.00% Floor +
6.25%), 10.84% , 07/27/28 .......... 17 17,569
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 12.13% , 07/27/28 .......... 42 39,489
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.94%
,
06/17/31 ............ 382 378,608
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 10.10%
,
06/07/32 ............ 92 90,429
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
9.10%
,
07/01/31 .................. 145 138,656
Project Boost Purchaser LLC, 1st Lien Term
Loan , (12-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.15%
,
07/16/31 ....... 244 244,222
Quartz AcquireCo LLC, 1st Lien Term Loan B1 ,
06/28/30
(o)
...................... 266 265,939
Sedgwick Claims Management Services, Inc.,
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.59%
,
07/31/31 . 709 709,077
4,337,321

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 4.00%), 8.79%
,
12/01/28
(g)
. USD 55 $ 52,111
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.30%
,
05/30/28 ............ 54 54,388
106,499
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.79%
,
11/08/27 ............. 161 161,421
Catalent Pharma Solutions, Inc., 1st Lien Term
Loan B3 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 6.86%
,
02/22/28 ....... 323 322,256
Fortrea Holdings, Inc., 1st Lien Term Loan B ,
(6-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.49%
,
07/01/30 ............ 55 54,667
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.60%
,
07/03/28 ............ 66 65,799
IQVIA, Inc., 1st Lien Term Loan B4 , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.60%
,
01/02/31 .................. 223 223,901
Maravai Intermediate Holdings LLC, 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 3.00%), 7.62%
,
10/19/27 .. 221 219,574
Pra Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.60%
,
07/03/28 ............ 16 16,515
Star Parent, Inc., 1st Lien Term Loan ,
09/27/30
(o)
...................... 223 217,943
1,282,076
Machinery — 0.5%
(a)
Albion Financing 3 SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.10%
,
08/17/29 ............ 362 362,632
Barnes Group, Inc., Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.19%
,
08/30/30 ............ 225 225,253
Chart Industries, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.09%
,
03/15/30 ............ 88 88,303
Clark Equipment Co., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.60%
,
04/20/29 ............ 143 142,602
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.10%
,
05/15/28
(g)
........... 97 96,820
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.30%
,
10/23/28 ............ 572 572,768
Generac Power Systems, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.34%
,
06/12/31 ....... 108 107,641
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at
0.00% Floor + 5.00%), 10.33%
,
02/15/29 .. 719 719,750
Indicor LLC, 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.85%
,
11/22/29 .................. 435 435,070
Madison IAQ LLC, 1st Lien Term Loan ,
06/21/28
(o)
...................... 499 498,507
Security
Par (000)
Par (000) Value
Machinery (continued)
Osmosis Buyer Ltd., 1st Lien Term Loan B ,
07/31/28
(o)
...................... USD 323 $ 323,869
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.96%
,
10/04/28 .................. 132 133,053
SPX Flow, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.19%
,
04/05/29 .................. 254 254,810
TK Elevator Midco GmbH, 1st Lien Term Loan
C , (6-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.59%
,
04/30/30 ............ 794 796,154
Vertiv Group Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.85%
,
03/02/27 ............ 284 283,624
Wec US Holdings Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.60%
,
01/27/31 ............ 245 245,505
5,286,361
Media — 0.2%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 10.16%
,
08/15/28 ............ 320 255,730
AVSC Holding Corp., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.20%
,
03/03/25 ............ 214 213,274
Charter Communications Operating LLC, 1st
Lien Term Loan B4 , (3-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 6.59%
,
12/09/30 . 122 121,017
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 4.00%), 8.80%
,
08/23/28 .. 66 65,129
CSC Holdings LLC, 1st Lien Term Loan B5 ,
04/15/27
(o)
...................... 375 348,294
DirecTV Financing LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.85%
,
08/02/27 ............ 126 126,044
ECL Entertainment LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.69%
,
08/31/30 ....... 86 85,580
Fleet Midco I Ltd., 1st Lien Term Loan B2 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.58%
,
02/21/31
(g)
........... 48 47,660
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 10.09%
,
05/23/29 ............ 45 43,464
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00%
Floor + 5.00%), 9.70%
,
06/30/28 ....... 164 164,261
Sinclair Television Group, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.54%
,
04/23/29 ....... 50 39,332
Speedster Bidco GmbH, 1st Lien Term Loan B ,
10/17/31
(o)
...................... 334 333,165
Ziggo Financing Partnership, 1st Lien Term
Loan I , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 7.42%
,
04/28/28 ....... 111 109,304
1,952,254

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.1%
(a)
Buckeye Partners LP, 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.69%
,
11/22/30 ............. USD 110 $ 109,451
Freeport LNG investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.38%
,
12/21/28 ....... 514 511,082
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 7.09%
,
10/04/30 ....... 29 29,217
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.29%
,
09/19/29 ....... 35 35,263
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.71%
,
01/31/28 .................. 44 44,045
New Fortress Energy, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.59%
,
10/30/28 ............ 298 280,643
Oryx Midstream Services Permian Basin LLC,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.00%), 7.92%
,
10/05/28 . 371 370,915
1,380,616
Passenger Airlines — 0.2%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 9.63%
,
04/20/28 ............ 319 327,733
Air Canada, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.75% Floor + 2.50%),
7.25%
,
03/21/31 .................. 268 267,684
American Airlines, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.45% , 01/29/27 .......... 204 203,285
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.65% , 02/07/28 .......... 213 212,898
(6-mo. CME Term SOFR at 1.00% Floor +
2.50%), 7.21% , 06/04/29 .......... 219 218,100
JetBlue Airways Corp., 1st Lien Term Loan ,
08/13/29
(o)
...................... 136 135,048
United Airlines, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.38%
,
02/22/31 ............ 279 278,798
1,643,546
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 5.50%), 10.19%
,
05/04/28 ...... 202 205,858
Bausch Health Cos., Inc., 1st Lien Term Loan ,
02/01/27
(o)
...................... 169 165,225
Elanco Animal Health, Inc., 1st Lien Term Loan ,
08/02/27
(o)
...................... 238 237,878
Jazz Financing Luxembourg SARL, 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 6.94%
,
05/05/28 .. 535 534,799
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.26%
,
05/19/31 .................. 215 214,686
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.04%
,
04/20/29
(g)
........... 92 91,961
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Precision Medicine Group LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 3.00%), 7.70%
,
11/18/27 ....... USD 191 $ 189,903
1,640,310
Professional Services — 0.4%
(a)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.30%
,
02/04/28 .................. 344 344,431
CACI International, Inc., 1st Lien Term Loan B ,
10/17/31
(g) (o)
..................... 88 88,000
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.30%
,
06/02/28 .................. 442 438,644
Dayforce, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.09%
,
02/28/31
(g)
................. 379 379,524
Dun & Bradstreet Corp. (The), 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.47%
,
01/18/29 ....... 1,151 1,153,102
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.35%
,
06/22/29 .................. 311 311,601
Fleetcor Technologies Operating Co. LLC, 1st
Lien Term Loan B , (12-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 5.95%
,
04/28/28 . 425 424,213
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.34%
,
04/30/29 ............ 111 93,742
Trans Union LLC, 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.69%
,
12/01/28 ............ 534 533,653
Trans Union LLC, 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.44%
,
06/24/31 ............ 144 143,640
Zelis Payments Buyer, Inc., 1st Lien Term Loan
B , 10/27/31
(o)
.................... 79 78,605
3,989,155
Real Estate Management & Development — 0.0%
(a)
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.94%
,
01/31/30 .. 56 55,814
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan B , (1-mo. CME Term SOFR
at 0.50% Floor + 3.00%), 7.69%
,
01/31/30 . 100 99,516
155,330
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.35%
,
07/06/29 .................. 140 140,113
MKS Instruments, Inc., 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.99%
,
08/17/29 ............ 292 291,744
Synaptics, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.22%
,
12/04/28 .................. 96 96,269
528,126

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software — 0.9%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.60%
,
02/24/31 ............ USD 655 $ 655,739
Barracuda Networks, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.09%
,
08/15/29 ............ 134 125,857
Boxer Parent Co., Inc., 1st Lien Term Loan ,
07/30/31
(o)
...................... 225 224,233
Capstone Borrower, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.85%
,
06/17/30 ............ 110 109,848
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.05%
,
09/21/28 ....... 426 425,983
Cloud Software Group, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.10% - 9.20%
,
03/21/31 ....... 425 424,800
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 4.00%), 8.60%
,
03/30/29 .. 864 863,676
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.54%
,
10/09/28 .................. 400 393,677
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.79%
,
10/10/29
(g)
................ 122 116,510
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.94%
,
06/26/31
(g)
........... 133 130,340
E2Open LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.30%
,
02/04/28 .................. 45 44,590
Ellucian Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.29%
,
10/07/29 ............ 518 519,558
Gen Digital, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.44%
,
09/12/29 .................. 488 485,637
Genesys Cloud Services Holdings II LLC, 1st
Lien Term Loan B , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.69%
,
12/01/27 . 653 654,508
Informatica LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.94%
,
10/27/28 .................. 557 556,790
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.10%
,
03/01/29 .................. 473 471,905
MH Sub I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.94%
,
05/03/28 .................. 304 301,980
MH Sub I LLC, 2nd Lien Term Loan , 02/23/29
(o)
69 67,370
Planview Parent, Inc., 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.35%
,
12/17/27 ............ 47 46,814
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.69%
,
08/31/28 .................. 754 753,660
RealPage, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.96%
,
04/24/28 .................. 446 439,634
Sabre GLBL, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.30%
,
12/17/27 ............ 77 70,698
Security
Par (000)
Par (000) Value
Software (continued)
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.30% , 12/17/27 .......... USD 121 $ 111,081
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.79% , 06/30/28 .......... 60 56,614
SS&C Technologies, Inc., 1st Lien Term Loan
B8 , 05/09/31
(o)
.................... 405 404,518
Thunder Generation Funding LLC, 1st Lien
Term Loan , (12-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.61%
,
09/26/31 .. 62 62,046
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.62%
,
02/10/31 .................. 648 648,569
Voyage Australia Pty Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.38%
,
07/20/28 ............ 32 31,569
VS Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.04%
,
04/14/31 .................. 424 423,599
9,621,803
Specialty Retail — 0.1%
(a)
EG America LLC, 1st Lien Term Loan A ,
(SOFR Daily at 0.50% Floor + 4.25%),
9.19%
,
03/31/26
(g)
................. 89 89,144
LS Group Opco Acquisition LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.69%
,
04/23/31 ....... 72 71,811
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 3.50%), 8.19%
,
05/04/28 .. 433 434,078
Peer Holding III BV, Facility 1st Lien Term Loan
B5 , (12-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.60%
,
07/01/31 ........... 127 127,119
PetSmart, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.54%
,
02/11/28 .................. 148 147,048
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.30% , 10/20/28 .......... 75 72,491
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.04% , 10/20/28 .......... 55 53,515
RVR Dealership Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.60%
Floor + 3.75%), 8.50%
,
02/08/28 ....... 20 18,158
1,013,364
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.44%
,
03/08/30
(a) (g)
.......... 23 23,334
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.69%
,
05/19/28 ....... 254 254,034
Core & Main LP, 1st Lien Term Loan C , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.97%
,
02/10/31 .................. 222 221,607
Core & Main LP, 1st Lien Term Loan D , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.72%
,
07/27/28 .................. 429 427,997
Foundation Building Materials, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 9.25%
,
01/29/31 ....... 429 422,017

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Gulfside Supply, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.78%
,
06/17/31 ............ USD 91 $ 91,273
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 1.00% Floor +
5.25%), 9.99%
,
06/30/29
(g)
........... 143 92,631
1,509,559
Transportation Infrastructure — 0.1%
(a)
Brown Group Holding LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.44% - 8.19%
,
07/01/31 ....... 345 344,719
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 7.44% - 7.81%
,
07/01/31 ..... 238 237,593
KKR Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.55% , 09/22/28 .......... 199 199,216
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.19% , 09/22/28 .......... 142 142,550
OLA Netherlands BV, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
6.25%), 11.04%
,
12/15/26
(g)
........... 104 103,182
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
8.35%
,
03/18/30 .................. 54 54,319
1,081,579
Wireless Telecommunication Services — 0.0%
(a)
GoGo Intermediate Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.55%
,
05/01/28 ....... 116 108,158
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.44%
,
01/27/31 ............ 263 262,455
370,613
Total Floating Rate Loan Interests — 9 .0%
(Cost: $ 102,053,089 ) .............................. 101,413,702
Foreign Agency Obligations
Argentina — 0.0%
YPF SA , 9.50%
,
01/17/31
(b)
............. 215 225,643
Chile — 0.0%
Banco del Estado de Chile , 2.70%
,
01/09/25
(c)
105 104,212
Empresa Nacional del Petroleo , 5.95%
,
07/30/34
(b)
...................... 200 201,740
305,952
Colombia — 0.1%
Ecopetrol SA
8.88% , 01/13/33 .................. 270 275,994
8.38% , 01/19/36 .................. 283 275,783
551,777
Denmark — 0.0%
Orsted A/S
(a)(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 2.14%), 2.50% ,
02/18/3021 .................... GBP 126 119,436
(5-Year EURIBOR ICE Swap Rate + 2.59%),
5.13% , 03/14/3024 .............. EUR 100 112,572
232,008
Security
Par (000)
Par (000) Value
Finland — 0.0%
Finnair OYJ
4.75% , 05/24/29
(c)
................. EUR 200 $ 217,733
217,733
France — 0.1%
Electricite de France SA
(a)(c)(k)
(12-Year EUR Swap Annual + 3.79%),
5.38% ....................... 200 218,119
(13-Year GBP Swap Semi + 4.23%), 6.00% GBP 400 514,233
(5-Year EUR Swap Annual + 3.97%), 3.38% EUR 200 200,603
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ....................... 200 222,854
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.78%), 7.38% .... GBP 100 131,846
1,287,655
Hungary — 0.1%
(c)
Magyar Export-Import Bank Zrt. , 6.00%
,
05/16/29 ....................... EUR 264 307,897
MVM Energetika Zrt. , 7.50%
,
06/09/28 ..... USD 200 210,875
518,772
Indonesia — 0.0%
Pertamina Persero PT , 3.65%
,
07/30/29
(c)
... 392 371,665
Ireland — 0.1%
AIB Group plc , (5-Year EUR Swap Annual +
6.63%), 6.25%
(a) (c) (k)
................ EUR 400 438,363
Mexico — 0.1%
Petroleos Mexicanos
4.25% , 01/15/25 .................. USD 30 29,822
8.75% , 06/02/29 .................. 325 328,587
5.95% , 01/28/31 .................. 298 256,280
6.70% , 02/16/32 .................. 210 186,310
10.00% , 02/07/33 ................. 203 214,246
1,015,245
Morocco — 0.1%
OCP SA
5.13% , 06/23/51
(c)
................. 217 164,905
7.50% , 05/02/54
(b)
................. 232 239,976
404,881
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA ,
5.13%
,
08/11/61
(b)
................. 200 151,000
Peru — 0.0%
Corp. Financiera de Desarrollo SA , 4.75%
,
07/15/25
(c)
...................... 200 198,724
Saudi Arabia — 0.0%
Saudi Arabian Oil Co. , 5.88%
,
07/17/64
(b)
.... 200 192,062
Total Foreign Agency Obligations — 0 .6%
(Cost: $ 6,156,031 ) ............................... 6,111,480
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain , 5.45%
,
09/16/32
(c)
..... 200 186,624
Brazil — 0.0%
Federative Republic of Brazil , 7.13%
,
05/13/54 229 228,576
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00%
,
03/05/37
(c)
186 178,618
Chile — 0.0%
Republic of Chile , 4.34%
,
03/07/42 ........ 268 232,892

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colombia — 0.1%
Republic of Colombia
4.50% , 01/28/26 .................. USD 284 $ 280,734
3.88% , 03/22/26 .................. EUR 134 145,457
8.00% , 04/20/33 .................. USD 256 262,784
8.00% , 11/14/35 .................. 200 202,400
7.75% , 11/07/36 .................. 295 291,607
1,182,982
Costa Rica — 0.0%
Republic of Costa Rica , 6.55%
,
04/03/34
(c)
... 230 238,697
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95% , 01/25/27
(c)
................. 387 387,194
4.50% , 01/30/30
(b)
................. 383 355,232
7.05% , 02/03/31
(b)
................. 155 161,603
4.88% , 09/23/32
(b)
................. 306 278,766
1,182,795
Egypt — 0.1%
Arab Republic of Egypt
5.63% , 04/16/30
(c)
................. EUR 160 147,499
7.63% , 05/29/32
(c)
................. USD 428 374,500
7.50% , 02/16/61
(b)
................. 200 140,250
662,249
Guatemala — 0.1%
Republic of Guatemala
(b)
7.05% , 10/04/32 .................. 380 400,306
6.60% , 06/13/36 .................. 225 228,235
628,541
Hungary — 0.1%
Hungary Government Bond
(b)
5.25% , 06/16/29 .................. 355 351,672
5.50% , 03/26/36 .................. 200 192,687
544,359
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
(c)
6.38% , 03/03/28 .................. 303 300,919
5.88% , 10/17/31 .................. EUR 291 297,543
598,462
Jordan — 0.0%
Hashemite Kingdom of Jordan , 4.95%
,
07/07/25
(c)
...................... USD 200 197,830
Kenya — 0.0%
Republic of Kenya , 9.75%
,
02/16/31
(b)
...... 292 293,369
Mexico — 0.1%
United Mexican States
3.75% , 01/11/28 .................. 218 209,348
2.66% , 05/24/31 .................. 330 274,210
6.35% , 02/09/35 .................. 270 270,945
754,503
Montenegro — 0.0%
Republic of Montenegro , 2.88%
,
12/16/27
(c)
.. EUR 191 196,333
Morocco — 0.0%
Kingdom of Morocco , 2.38%
,
12/15/27
(c)
.... USD 256 233,216
Nigeria — 0.0%
Federal Republic of Nigeria , 7.63%
,
11/28/47
(c)
200 152,126
North Macedonia — 0.0%
Republic of North Macedonia , 6.96%
,
03/13/27
(c)
...................... EUR 182 205,642
Security
Par (000)
Par (000) Value
Oman — 0.1%
Oman Government Bond , 6.75%
,
01/17/48
(c)
. USD 554 $ 571,313
Panama — 0.1%
Republic of Panama
7.50% , 03/01/31 .................. 264 277,200
6.40% , 02/14/35 .................. 200 191,100
468,300
Paraguay — 0.0%
Republic of Paraguay , 2.74%
,
01/29/33
(c)
.... 398 330,216
Peru — 0.0%
Republic of Peru , 1.86%
,
12/01/32 ........ 406 315,031
Poland — 0.0%
Republic of Poland
4.88% , 10/04/33 .................. 75 73,871
5.50% , 04/04/53 .................. 235 227,424
301,295
Romania — 0.1%
Romania Government Bond
5.25% , 11/25/27
(b)
................. 72 71,550
2.50% , 02/08/30
(c)
................. EUR 350 342,641
2.12% , 07/16/31
(c)
................. 351 319,399
733,590
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.50% , 04/17/30
(c)
................. USD 315 309,783
5.00% , 01/18/53
(b)
................. 200 175,562
485,345
Senegal — 0.0%
Republic of Senegal , 6.25%
,
05/23/33
(c)
..... 272 224,250
Serbia — 0.0%
Republic of Serbia
6.50% , 09/26/33
(c)
................. 200 208,750
6.00% , 06/12/34
(b)
................. 200 200,000
408,750
South Africa — 0.0%
Republic of South Africa
5.88% , 04/20/32 .................. 200 191,000
5.00% , 10/12/46 .................. 279 201,578
392,578
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago , 6.40%
,
06/26/34
(b)
...................... 217 217,325
Ukraine — 0.0%
Ukraine Government Bond
7.75% , 09/01/26
(c)
................. 45 15,051
1.75% , 02/01/29
(b) (f)
................ 52 31,246
0.00% , 02/01/30
(b) (f)
................ 5 2,274
0.00% , 02/01/34
(b) (f)
................ 18 6,510
1.75% , 02/01/34
(b) (f)
................ 35 16,306
0.00% , 02/01/35
(b) (f)
................ 15 7,279
0.00% , 02/01/36
(b) (f)
................ 13 6,035
84,701
Uruguay — 0.1%
Oriental Republic of Uruguay
5.75% , 10/28/34 .................. 266 280,308
5.25% , 09/10/60 .................. 249 235,305
515,613

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Uzbekistan — 0.0%
Republic of Uzbekistan
(b)
5.38% , 05/29/27 .................. EUR 165 $ 179,647
7.85% , 10/12/28 .................. USD 200 208,500
388,147
Total Foreign Government Obligations — 1 .2%
(Cost: $ 13,334,592 ) ............................... 13,334,268
Shares
Shares
Investment Companies
(p)
BlackRock Floating Rate Income Portfolio,
Class K Shares ................... 1,806,221 17,484,216
iShares Core Dividend Growth ETF ....... 1,696,844 105,119,486
iShares International Dividend Growth ETF .. 274,766 19,527,620
Total Investment Companies — 12 .7%
(Cost: $ 139,612,292 ) .............................. 142,131,322
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.4%
Alternative Loan Trust
(a)
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor and
2.00% Cap + 1.73%), 6.79%, 11/25/46 . 57 46,100
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.23%, 07/25/46 ................ 125 109,011
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.13%, 04/25/47 ................ 150 133,850
Banc of America Mortgage Trust, Series 2007-4,
Class 1A1, 6.25%, 12/28/37 .......... 28 20,207
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)
.... 2,000 1,650,156
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.55% Floor + 2.55%), 7.29%,
10/25/39
(a) (b)
..................... 766 768,708
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b) (f)
..... 1,384 1,306,770
4,034,802
Commercial Mortgage-Backed Securities — 2.9%
(a)
ARES Commercial Mortgage Trust, Series
2024-IND, Class A, (1-mo. CME Term SOFR
at 1.69% Floor + 1.69%), 6.50%, 07/15/41
(b)
80 80,100
ARES1, Series 2024-IND2, Class A, (1-mo.
CME Term SOFR at 1.44% Floor + 1.44%),
6.29%, 10/15/34
(b)
................. 820 818,975
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 7.08%, 04/15/35
(b)
...... 540 534,967
BAMLL Trust, Series 2024-BHP, Class A, (1-mo.
CME Term SOFR at 2.35% Floor + 2.35%),
7.15%, 08/15/39
(b)
................. 1,304 1,310,561
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.27%, 08/05/38
(b)
........... 100 80,328
BFLD Mortgage Trust, Series 2024-VICT, Class
A, (1-mo. CME Term SOFR at 1.89% Floor +
1.89%), 6.69%, 07/15/41
(b)
........... 170 170,000
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
8.62%, 10/15/35
(b)
................. USD 946 $ 48,906
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 6.18%,
06/15/41
(b)
...................... 290 290,090
BOCA Commercial Mortgage Trust, Series
2024-BOCA, Class A, (1-mo. CME Term
SOFR at 1.92% Floor + 1.92%), 6.72%,
08/15/41
(b)
...................... 350 351,419
BPR Trust, Series 2021-TY, Class E, (1-mo.
CME Term SOFR at 3.60% Floor + 3.71%),
8.52%, 09/15/38
(b)
................. 325 324,594
BX Commercial Mortgage Trust
(b)
Series 2021-NWM, Class A, (1-mo. CME
Term SOFR at 0.91% Floor + 1.02%),
5.83%, 02/15/33 ................ 973 961,411
Series 2021-NWM, Class B, (1-mo. CME
Term SOFR at 2.15% Floor + 2.26%),
7.07%, 02/15/33 ................ 571 565,993
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
9.17%, 02/15/33 ................ 460 459,386
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
7.72%, 06/15/38 ................ 630 621,977
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 7.16%,
10/15/38 ..................... 714 706,860
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.57%,
12/09/40 ..................... 201 201,896
Series 2024-AIR2, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
6.30%, 10/15/41 ................ 580 580,362
Series 2024-AIRC, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
6.50%, 08/15/39 ................ 1,190 1,191,859
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
7.88%, 10/15/41 ................ 740 737,423
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 6.25%,
02/15/39 ..................... 257 256,702
Series 2024-PURE, Class A, (CAONREPO
at 1.90% Floor + 1.90%), 5.72%, 11/15/29 CAD 290 208,281
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 6.25%,
02/15/39 ..................... USD 573 574,761
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 6.20%,
03/15/41 ..................... 376 376,652
BX Trust
(b)
Series 2018-GW, Class A, (1-mo. CME Term
SOFR at 0.80% Floor + 1.10%), 5.90%,
05/15/35 ..................... 131 130,836
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
5.72%, 02/15/36 ................ 120 119,738
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.92%, 02/15/36 ................ 133 126,930
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.92%, 02/15/36 ................ 395 376,469

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-MFM1, Class E, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.17%, 01/15/34 ................ USD 238 $ 233,835
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.92%, 01/15/34 ................ 371 363,813
Series 2021-VIEW, Class E, (1-mo. CME
Term SOFR at 3.60% Floor + 3.71%),
8.52%, 06/15/36 ................ 366 348,794
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
8.85%, 08/15/43 ................ 1,178 1,174,449
Series 2022-LBA6, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
5.79%, 01/15/39 ................ 410 408,463
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
7.49%, 05/15/38 ................ 1,500 1,511,250
Series 2024-VLT4, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
6.30%, 07/15/29 ................ 620 620,387
BXP Trust, Series 2021-601L, Class D, 2.78%,
01/15/44
(b)
...................... 281 200,543
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 9.24%,
08/15/36
(b)
...................... 600 595,875
Commercial Mortgage Trust, Series 2024-
WCL1, Class A, (1-mo. CME Term SOFR at
1.84% Floor + 1.84%), 6.63%, 06/15/41
(b)
. 270 269,072
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 6.69%,
08/15/34
(b)
...................... 473 473,588
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (1-mo. CME Term SOFR at 2.00%
Floor + 2.30%), 7.10%, 05/15/35
(b)
...... 330 325,347
ELP Commercial Mortgage Trust, Series 2021-
ELP, Class G, (1-mo. CME Term SOFR at
3.12% Floor + 3.23%), 8.03%, 11/15/38
(b)
. 265 261,185
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(b)
...................... 580 580,617
Extended Stay America Trust, Series 2021-
ESH, Class F, (1-mo. CME Term SOFR at
3.70% Floor + 3.81%), 8.62%, 07/15/38
(b)
. 201 201,634
Great Wolf Trust
(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 6.50%, 05/15/41 . 650 650,609
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
6.35%, 03/15/39 ................ 340 340,000
GS Mortgage Securities Corp. Trust
(b)
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
7.50%, 11/15/27 ................ 667 668,050
Series 2023-FUN, Class A, (1-mo. CME
Term SOFR at 2.09% Floor + 2.09%),
6.90%, 03/15/28 ................ 520 521,300
Series 2023-SHIP, Class E, 7.43%, 09/10/38 1,400 1,401,055
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
6.79%, 10/15/41
(b)
................. 150 149,812
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 6.35%, 05/15/37
(b)
. 100 99,937
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
HONO Mortgage Trust, Series 2021-LULU,
Class A, (1-mo. CME Term SOFR at 1.15%
Floor + 1.26%), 6.07%, 10/15/36
(b)
...... USD 280 $ 271,615
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.05%, 10/15/39
(b)
. 1,340 1,341,657
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2016-NINE, Class B, 2.85%, 09/06/38 1,000 940,385
Series 2022-OPO, Class D, 3.45%, 01/05/39 250 196,250
Series 2024-OMNI, Class A, 5.80%,
10/05/39 ..................... 290 293,283
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 6.41%, 06/15/39
(b)
. 515 515,021
LBA Trust, Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor + 1.59%),
6.40%, 06/15/26
(b)
................. 330 330,103
Life Mortgage Trust, Series 2021-BMR, Class
F, (1-mo. CME Term SOFR at 2.35% Floor +
2.46%), 7.27%, 03/15/38
(b)
........... 488 470,582
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class G, (1-mo. CME
Term SOFR at 4.22% Floor + 4.22%), 9.01%,
12/15/34
(b)
...................... 287 272,537
MHP Commercial Mortgage Trust, Series 2021-
STOR, Class J, (1-mo. CME Term SOFR at
3.95% Floor + 4.06%), 8.87%, 07/15/38
(b)
. 138 136,186
Morgan Stanley Capital I Trust
Series 2018-H3, Class C, 4.85%, 07/15/51 160 148,907
Series 2018-MP, Class E, 4.28%, 07/11/40
(b)
238 152,537
MTK Mortgage Trust, Series 2021-GRNY, Class
A, (1-mo. CME Term SOFR at 1.75% Floor +
1.86%), 6.67%, 12/15/38
(b)
........... 140 139,308
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.79%, 08/15/29
(b)
................. 420 422,505
PFP Ltd., Series 2022-9, Class A, (1-mo. CME
Term SOFR at 2.27% Floor + 2.27%), 7.06%,
08/19/35
(b)
...................... 816 818,036
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (1-mo. CME Term SOFR
at 4.35% Floor + 4.46%), 9.27%, 07/15/38
(b)
100 26,916
SHER Trust, Series 2024-DAL, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
6.44%, 04/15/37
(b)
................. 100 99,187
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
6.75%, 10/15/41
(b)
................. 400 400,499
SREIT Trust, Series 2021-MFP2, Class A,
(1-mo. CME Term SOFR at 0.82% Floor +
0.94%), 5.74%, 11/15/36
(b)
............ 290 288,553
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A, (1-mo. CME
Term SOFR at 2.19% Floor + 2.19%), 6.99%,
05/15/37
(b)
...................... 750 753,276
TTAN MHC, Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.85% Floor + 0.96%),
5.77%, 03/15/38
(b)
................. 108 107,752
Wells Fargo Commercial Mortgage Trust, Series
2016-NXS5, Class B, 4.94%, 01/15/59 ... 250 237,956

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 7.57%,
11/15/27
(b)
...................... USD 1,113 $ 1,116,472
33,086,614
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)(b)
BX Trust, Series 2022-GPA, Class XCP, 0.00%,
08/15/39 ....................... 61,975 1,816
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.30%,
10/15/48 ....................... 4,650 47,048
48,864
Total Non-Agency Mortgage-Backed Securities — 3 .3%
(Cost: $ 38,528,700 ) ............................... 37,170,280
Preferred Securities
Capital Trusts — 0.0%
Banks — 0.0%
Banco Bilbao Vizcaya Argentaria SA , (5-Year
EUR Swap Annual + 6.46%), 6.00%
(a) (c) (k)
.. EUR 200 219,856
Total Capital Trusts — 0.0%
(Cost: $ 215,416 ) ................................. 219,856
Shares
Shares
Preferred Stocks — 0.1%
Household Products — 0.1%
Henkel AG & Co. KGaA (Preference) ....... 3,132 271,209
Machinery — 0.0%
Sirva-Bgrs Holdings, Inc. , 15.25%
(e)
....... 17 8,620
Total Preferred Stocks — 0 .1%
(Cost: $ 258,896 ) ................................. 279,829
Total Preferred Securities — 0 .1%
(Cost: $ 474,312 ) ................................. 499,685
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class CFX ,
3.66% , 04/25/28
(a) (b)
................ USD 334 $ 298,731
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $ 327,535 ) ................................. 298,731
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1
Warrant, Expires 04/26/27 , Strike Price USD
10.00 )
(e) (g)
....................... 501 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 94.7%
(Cost: $ 1,038,952,891 ) ............................ 1,062,007,241
Short-Term Securities
Money Market Funds — 10.4%
(p)(q)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(r)
.................. 9,297 9,304
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.75% .................... 117,108,184 117,108,184
Total Short-Term Securities — 10 .4%
(Cost: $ 117,117,488 ) .............................. 117,117,488
Total Investments — 105 .1%
(Cost: $ 1,156,070,379 ) ............................ 1,179,124,729
Liabilities in Excess of Other Assets — (5.1) % ............. (57,460,214)
Net Assets — 100.0% ...............................
$ 1,121,664,515
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $111,367, representing less than 0.05% of its net assets as of period end, and an original cost of $44,014.
(i)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Convertible security.
(m)
Zero-coupon bond.
(n)
Rounds to less than 1,000.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Affiliate of the Fund.
(q)
Annualized 7-day yield as of period end.
(r)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,887,600 $ — $ (1,878,612)
(a)
$ 316 $ — $ 9,304 9,297 $ 727
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 82,640,840 34,467,344
(a)
— — — 117,108,184 117,108,184 1,017,140 —
BlackRock Floating Rate
Income Portfolio, Class K
Shares .............. 17,132,055 351,915 — — 246 17,484,216 1,806,221 351,916 —
iShares Core Dividend Growth
ETF ................ 120,741,946 93,403,988 (108,595,125) 2,636,823 (3,068,146) 105,119,486 1,696,844 133,182 —
iShares International Dividend
Growth ETF .......... 31,583,334 — (12,733,751) 1,159,642 (481,605) 19,527,620 274,766 179,970 —
$ 3,796,781 $ (3,549,505) $ 259,248,810 $ 1,682,935 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 472 12/06/24 $ 67,668 $ (638,998)
U.S. Treasury 10-Year Note ................................................... 441 12/19/24 48,717 (28,048)
U.S. Treasury Ultra Bond ..................................................... 5 12/19/24 628 (39,263)
S&P 500 E-Mini Index ....................................................... 293 12/20/24 84,069 (2,170,892)
U.S. Treasury 5-Year Note .................................................... 299 12/31/24 32,070 (713,185)
(3,590,386)
Short Contracts
GBP Currency ............................................................ 352 12/16/24 28,338 367,993
JPY Currency ............................................................ 78 12/16/24 6,448 514,572
882,565
$ (2,707,821)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 70,000 USD 76,031 BNP Paribas SA 11/15/24 $ 149
USD 57,432,252 EUR 52,570,000 Bank of America NA 11/15/24 220,938
USD 11,371,690 GBP 8,690,000 UBS AG 11/15/24 166,557
USD 210,270 CAD 290,000 Natwest Markets plc 12/18/24 1,673
EUR 40,000 USD 43,284 Natwest Markets plc 01/15/25 368
USD 150,120 CAD 207,000 Natwest Markets plc 01/15/25 1,063
USD 153,802 CAD 211,000 Standard Chartered Bank 01/15/25 1,863
USD 125,988 CHF 107,000 Standard Chartered Bank 01/15/25 1,031
USD 138,244 GBP 106,000 Standard Chartered Bank 01/15/25 1,589
USD 190,941 JPY 28,565,000 Natwest Markets plc 01/15/25 1,066
USD 53,852 JPY 7,915,000 Standard Chartered Bank 01/15/25 1,239
USD 644,458 EUR 588,269 Deutsche Bank AG 01/16/25 2,460
USD 961,938 EUR 877,957 Royal Bank of Canada 01/16/25 3,793
USD 697,151 EUR 636,412 Standard Chartered Bank 01/16/25 2,613
406,402
USD 173,092 EUR 160,000 Barclays Bank plc 11/15/24 (1,034)
USD 205,589 EUR 190,000 UBS AG 11/15/24 (1,186)
USD 64,281 GBP 50,000 JPMorgan Chase Bank NA 11/15/24 (190)
AUD 28,000 USD 18,594 Standard Chartered Bank 01/15/25 (156)
CAD 73,000 USD 53,092 Natwest Markets plc 01/15/25 (526)
CAD 170,000 USD 123,370 Standard Chartered Bank 01/15/25 (956)
EUR 71,000 USD 77,846 Standard Chartered Bank 01/15/25 (365)
GBP 20,000 USD 25,902 Natwest Markets plc 01/15/25 (118)
HKD 360,000 USD 46,401 Standard Chartered Bank 01/15/25 (42)
JPY 16,614,000 USD 112,207 Natwest Markets plc 01/15/25 (1,772)
KRW 29,785,000 USD 22,158 Standard Chartered Bank 01/15/25 (420)
NZD 128,000 USD 77,851 Standard Chartered Bank 01/15/25 (1,284)
SGD 11,000 USD 8,442 Standard Chartered Bank 01/15/25 (84)
USD 15,127 AUD 23,000 Natwest Markets plc 01/15/25 (19)
USD 69,502 EUR 64,000 Standard Chartered Bank 01/15/25 (339)
USD 24,693 JPY 3,717,000 Natwest Markets plc 01/15/25 (14)
(8,505)
$ 397,897

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Matterhorn Telecom SA ...... 5 .00 % Quarterly Goldman Sachs International 12/20/29 EUR 176 $ (24,874) $ (23,676) $ (1,198)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
Goldman Sachs
International 06/20/26 CCC+ EUR 100 $ 1,603 $ (2,651) $ 4,254
Forvia SE ........... 5 .00 Quarterly Barclays Bank plc 06/20/29 BB EUR 121 10,224 14,803 (4,579)
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BB EUR 109 9,210 11,825 (2,615)
Intrum AB ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 CC EUR 26 (6,667) (5,901) (766)
Intrum AB ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 CC EUR 39 (10,000) (10,261) 261
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 35 2,185 1,225 960
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 56 3,470 1,873 1,597
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB EUR 100 7,732 7,047 685
$ 17,757 $ 17,960 $ (203)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 12/20/24 USD 392 $ 9,800 $ (32) $ 9,832
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 1,608 38,463 (132) 38,595
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 425 13,894 (488) 14,382
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 03/20/25 USD 500 3,059 (4,871) 7,930
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 06/20/25 USD 2,375 14,835 (25,586) 40,421
$ 80,051 $ (31,109) $ 111,160

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .85%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 143,792,422 $ — $ 143,792,422
Common Stocks
Aerospace & Defense .................................... 4,762,526 2,282,683 — 7,045,209
Automobile Components .................................. 958,371 — — 958,371
Automobiles .......................................... 822,109 — — 822,109
Banks ............................................... 10,034,782 2,598,021 10 12,632,813
Beverages ........................................... 2,853,753 2,539,467 — 5,393,220
Biotechnology ......................................... 2,682,114 — — 2,682,114
Broadline Retail ........................................ 2,249,695 — — 2,249,695
Building Products ....................................... 2,922,058 — — 2,922,058
Capital Markets ........................................ 6,039,132 — — 6,039,132
Chemicals ............................................ 2,075,487 1,967,295 — 4,042,782
Commercial Services & Supplies ............................. 1,684,331 — — 1,684,331
Communications Equipment ................................ 1,325,982 — — 1,325,982
Construction & Engineering ................................ 123,035 65,737 — 188,772
Consumer Finance ...................................... 557,881 — — 557,881
Consumer Staples Distribution & Retail ........................ 2,258,624 — — 2,258,624
Containers & Packaging .................................. 2,365,947 — — 2,365,947
Distributors ........................................... 234,205 — — 234,205
Diversified REITs ....................................... 394,541 1,702,246 — 2,096,787
Diversified Telecommunication Services ........................ 3,553,457 948,737 — 4,502,194
Electric Utilities ........................................ 6,990,483 371,269 — 7,361,752
Electrical Equipment ..................................... 4,955,354 — — 4,955,354
Electronic Equipment, Instruments & Components ................. 1,538,474 — — 1,538,474
Energy Equipment & Services .............................. 2,349,222 — — 2,349,222
Entertainment ......................................... 1,367,694 — — 1,367,694
Financial Services ...................................... 5,083,653 — — 5,083,653
Food Products ......................................... 4,309,640 — — 4,309,640
Gas Utilities ........................................... — 68,572 — 68,572
Ground Transportation ................................... 3,439,397 244 — 3,439,641
Health Care Equipment & Supplies ........................... 3,083,285 447,013 — 3,530,298
Health Care Providers & Services ............................ 12,204,719 38,605 — 12,243,324

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
Health Care REITs ...................................... $ 3,864,579 $ 1,079,433 $ — $ 4,944,012
Hotels, Restaurants & Leisure .............................. 473,721 — — 473,721
Household Durables ..................................... 1,141,035 1,517,445 — 2,658,480
Household Products ..................................... — 440,300 — 440,300
Independent Power and Renewable Electricity Producers ............ 159,407 — — 159,407
Industrial Conglomerates .................................. — 222,176 — 222,176
Industrial REITs ........................................ 3,261,972 1,603,152 — 4,865,124
Insurance ............................................ 5,319,790 1,648,536 — 6,968,326
Interactive Media & Services ............................... 5,761,272 — — 5,761,272
IT Services ........................................... 4,580,414 700,766 79,859 5,361,039
Leisure Products ....................................... 564,615 — — 564,615
Life Sciences Tools & Services .............................. 525,791 — — 525,791
Machinery ............................................ 3,469,995 634,190 — 4,104,185
Media ............................................... 2,352,134 746,107 72,762 3,171,003
Metals & Mining ........................................ 1,305,180 — — 1,305,180
Multi-Utilities .......................................... 3,901,076 562,195 — 4,463,271
Office REITs .......................................... 1,215,570 — — 1,215,570
Oil, Gas & Consumable Fuels ............................... 5,777,001 5,080,120 4 10,857,125
Pharmaceuticals ....................................... 1,560,517 9,624,163 — 11,184,680
Professional Services .................................... 4,596,821 2,693,709 — 7,290,530
Real Estate Management & Development ....................... — 2,318,590 1 2,318,591
Residential REITs ....................................... 3,058,296 599,878 — 3,658,174
Retail REITs .......................................... 1,496,855 1,247,619 — 2,744,474
Semiconductors & Semiconductor Equipment .................... 7,889,881 4,139,452 — 12,029,333
Software ............................................. 12,124,553 — — 12,124,553
Specialized REITs ...................................... 9,733,143 — — 9,733,143
Specialty Retail ........................................ 3,689,810 — — 3,689,810
Technology Hardware, Storage & Peripherals .................... 3,654,905 2,617,578 — 6,272,483
Textiles, Apparel & Luxury Goods ............................ 420,281 3,377,386 — 3,797,667
Tobacco ............................................. 2,286,421 1,043,059 — 3,329,480
Trading Companies & Distributors ............................ 552,811 — — 552,811
Transportation Infrastructure ............................... 188,164 1,965,871 — 2,154,035
Water Utilities ......................................... 175,784 104,603 — 280,387
Wireless Telecommunication Services ......................... — 409,354 — 409,354
Corporate Bonds
Aerospace & Defense .................................... — 34,440 — 34,440
Automobile Components .................................. — 2,826,895 — 2,826,895
Automobiles .......................................... — 1,232,985 — 1,232,985
Banks ............................................... — 14,128,423 — 14,128,423
Biotechnology ......................................... — 379,006 — 379,006
Broadline Retail ........................................ — 479,486 — 479,486
Building Products ....................................... — 914,821 — 914,821
Capital Markets ........................................ — 2,448,592 — 2,448,592
Chemicals ............................................ — 3,952,777 — 3,952,777
Commercial Services & Supplies ............................. — 2,941,033 — 2,941,033
Construction & Engineering ................................ — 1,014,380 — 1,014,380
Consumer Finance ...................................... — 647,633 — 647,633
Consumer Staples Distribution & Retail ........................ — 1,638,743 — 1,638,743
Containers & Packaging .................................. — 2,075,942 — 2,075,942
Diversified Consumer Services .............................. — 730,449 — 730,449
Diversified REITs ....................................... — 15,913 — 15,913
Diversified Telecommunication Services ........................ — 4,308,040 — 4,308,040
Electric Utilities ........................................ — 2,725,666 — 2,725,666
Electrical Equipment ..................................... — 107,537 — 107,537
Energy Equipment & Services .............................. — 152,747 — 152,747
Entertainment ......................................... — 818,498 — 818,498
Financial Services ...................................... — 3,277,831 120,131 3,397,962
Food Products ......................................... — 747,219 — 747,219
Ground Transportation ................................... — 2,782,689 — 2,782,689
Health Care Providers & Services ............................ — 415,817 — 415,817
Hotels, Restaurants & Leisure .............................. — 4,612,232 — 4,612,232
Household Durables ..................................... — 346,586 — 346,586
Independent Power and Renewable Electricity Producers ............ — 807,968 — 807,968
Insurance ............................................ — 1,248,680 — 1,248,680
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
IT Services ........................................... $ — $ 673,673 $ — $ 673,673
Machinery ............................................ — 1,149,498 — 1,149,498
Marine Transportation .................................... — 164,476 — 164,476
Media ............................................... — 2,800,467 — 2,800,467
Metals & Mining ........................................ — 1,603,499 — 1,603,499
Multi-Utilities .......................................... — 541,043 — 541,043
Oil, Gas & Consumable Fuels ............................... — 3,500,841 — 3,500,841
Paper & Forest Products .................................. — 687,595 — 687,595
Passenger Airlines ...................................... — 223,875 — 223,875
Pharmaceuticals ....................................... — 3,202,736 — 3,202,736
Professional Services .................................... — 94,112 — 94,112
Real Estate Management & Development ....................... — 2,687,829 — 2,687,829
Semiconductors & Semiconductor Equipment .................... — 220,487 — 220,487
Software ............................................. — 1,015,781 — 1,015,781
Specialty Retail ........................................ — 1,737,964 — 1,737,964
Textiles, Apparel & Luxury Goods ............................ — 140,624 — 140,624
Transportation Infrastructure ............................... — 562,591 — 562,591
Wireless Telecommunication Services ......................... — 5,663,190 — 5,663,190
Equity-Linked Notes ...................................... — 286,381,512 — 286,381,512
Fixed Rate Loan Interests
Health Care Technology .................................. — 185,910 — 185,910
Media ............................................... — 116,337 88,200 204,537
Floating Rate Loan Interests
Aerospace & Defense .................................... — 3,657,853 — 3,657,853
Automobile Components .................................. — 1,411,145 — 1,411,145
Automobiles .......................................... — 237,922 — 237,922
Beverages ........................................... — 564,710 — 564,710
Biotechnology ......................................... — 497,255 — 497,255
Broadline Retail ........................................ — 875,105 — 875,105
Building Products ....................................... — 1,566,579 — 1,566,579
Capital Markets ........................................ — 2,832,512 131,670 2,964,182
Chemicals ............................................ — 4,223,094 93,882 4,316,976
Commercial Services & Supplies ............................. — 4,732,965 70,017 4,802,982
Communications Equipment ................................ — 443,644 — 443,644
Construction & Engineering ................................ — 1,370,888 56,000 1,426,888
Construction Materials .................................... — 1,744,953 — 1,744,953
Consumer Staples Distribution & Retail ........................ — 392,325 — 392,325
Containers & Packaging .................................. — 1,180,444 — 1,180,444
Distributors ........................................... — 216,660 — 216,660
Diversified Consumer Services .............................. — 1,518,195 — 1,518,195
Diversified Telecommunication Services ........................ — 1,970,517 — 1,970,517
Electric Utilities ........................................ — 445,549 — 445,549
Electrical Equipment ..................................... — 359,626 — 359,626
Electronic Equipment, Instruments & Components ................. — 315,703 69,738 385,441
Entertainment ......................................... — 3,397,027 989,308 4,386,335
Financial Services ...................................... — 4,296,965 — 4,296,965
Food Products ......................................... — 1,681,154 — 1,681,154
Gas Utilities ........................................... — 108,153 — 108,153
Ground Transportation ................................... — 841,173 17,326 858,499
Health Care Equipment & Supplies ........................... — 586,936 — 586,936
Health Care Providers & Services ............................ — 3,318,442 65,916 3,384,358
Health Care Technology .................................. — 2,586,791 103,351 2,690,142
Hotel & Resort REITs .................................... — 96,960 — 96,960
Hotels, Restaurants & Leisure .............................. — 7,133,586 268,767 7,402,353
Household Durables ..................................... — 1,615,375 — 1,615,375
Independent Power and Renewable Electricity Producers ............ — 638,561 — 638,561
Industrial Conglomerates .................................. — 713,449 — 713,449
Insurance ............................................ — 5,542,256 — 5,542,256
Interactive Media & Services ............................... — 511,409 — 511,409
IT Services ........................................... — 4,337,321 — 4,337,321
Leisure Products ....................................... — 54,388 52,111 106,499
Life Sciences Tools & Services .............................. — 1,282,076 — 1,282,076
Machinery ............................................ — 5,189,541 96,820 5,286,361
Media ............................................... — 1,904,594 47,660 1,952,254
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
Oil, Gas & Consumable Fuels ............................... $ — $ 1,380,616 $ — $ 1,380,616
Passenger Airlines ...................................... — 1,643,546 — 1,643,546
Pharmaceuticals ....................................... — 1,548,349 91,961 1,640,310
Professional Services .................................... — 3,521,631 467,524 3,989,155
Real Estate Management & Development ....................... — 155,330 — 155,330
Semiconductors & Semiconductor Equipment .................... — 528,126 — 528,126
Software ............................................. — 9,374,953 246,850 9,621,803
Specialty Retail ........................................ — 924,220 89,144 1,013,364
Textiles, Apparel & Luxury Goods ............................ — — 23,334 23,334
Trading Companies & Distributors ............................ — 1,416,928 92,631 1,509,559
Transportation Infrastructure ............................... — 978,397 103,182 1,081,579
Wireless Telecommunication Services ......................... — 370,613 — 370,613
Foreign Agency Obligations ................................. — 6,111,480 — 6,111,480
Foreign Government Obligations .............................. — 13,334,268 — 13,334,268
Investment Companies .................................... 142,131,322 — — 142,131,322
Non-Agency Mortgage-Backed Securities ........................ — 37,170,280 — 37,170,280
Preferred Securities ....................................... — 499,685 — 499,685
U.S. Government Sponsored Agency Securities .................... — 298,731 — 298,731
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 117,117,488 — — 117,117,488
$ 447,570,555 $ 728,016,015 $ 3,538,159 $ 1,179,124,729
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 7,757 $ — $ 7,757
Foreign currency exchange contracts ............................ 882,565 406,402 — 1,288,967
Interest rate contracts ....................................... — 111,160 — 111,160
Liabilities
Credit contracts ........................................... — (9,158) — (9,158)
Equity contracts ........................................... (2,170,892) — — (2,170,892)
Foreign currency exchange contracts ............................ — (8,505) — (8,505)
Interest rate contracts ....................................... (1,419,494) — — (1,419,494)
$ (2,707,821) $ 507,656 $ — $ (2,200,165)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)